                                                       Registration Nos. 2-11101
                                                                         811-242

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.         _____              _____

      Post-Effective Amendment No.         100                 x
                                          -----              -----
                                         and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   34                                        x
                    ----                                     -----
                       (Check appropriate box or boxes)

                          NEW ENGLAND FUNDS TRUST II
                          --------------------------
               (Exact Name of Registrant as Specified in Charter)

               399 Boylston Street, Boston, Massachusetts 02116
               ------------------------------------------------
                   (Address of Principal Executive Offices)

                                (617) 578-1388
                                --------------
             (Registrant's Telephone Number, including Area Code)

      Robert P. Connolly, Esq.        Copy to:  Edward A. Benjamin,Esq.
      New England Funds, L.P.                   Ropes & Gray
      399 Boylston Street                       One International Place
      Boston, Massachusetts 02116               Boston,Massachusetts 02110-26624
      --------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective
 (check appropriate box)

_____  immediately upon filing pursuant to paragraph (b) of Rule 485

_____  (DATE) pursuant to paragraph (b) of Rule 485

_____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____  on (DATE) pursuant to paragraph (a)(1) of Rule 485

_____  75 days after filing pursuant to paragraph (a)(2) of Rule 485

  X    on December 26, 1995 pursuant to paragraph (a)(2) of Rule 485.
-----

If appropriate, check the following box:

    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed on February 27, 1995 the Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1994.

                          NEW ENGLAND FUNDS TRUST II
             (Prospectus and Statement of Additional Information)

                             CROSS REFERENCE SHEET

                          Items required by Form N-1A

Item No. of
Form N-1A                                 Caption in Prospectus
---------                                 ---------------------


    1.......................  Cover Page

    2.......................  Schedule of Fees

    3.......................  None

    4.......................  Cover page; Additional Facts about the Fund;
                              Investment Objectives; How the Fund Pursues Its
                              Investment Objective; Fund Investments; Investment
                              Risks

    5.......................  Fund Management; Back Cover Page

    6.......................  Cover page; Additional Facts about the Fund; 6
                              Ways to Buy Fund Shares; Fund Dividend Payments;
                              Income Tax Considerations

    7.......................  Cover page; Schedule of Fees; 6 Ways to Buy Fund
                              Shares; How Fund Share Price is Determined; Sales
                              Charges; Reduced Sales Charges; Back Cover Page

    8.......................  4 Ways to Sell Fund Shares; Repurchase Option;
                              Exchanging Among New England Funds

    9.......................  None

Item No. of                               Caption in Statement of
Form N-1A                                 Additional Information
---------                                 ----------------------

    10......................  Cover page

    11......................  Table of Contents

    12......................  Description of the Trust and Ownership of Shares

    13......................  Miscellaneous Investment Practices; Investment
                              Restrictions

    14......................  Management of the Trust

    15......................  Management of the Trust

    16......................  Fund Charges and Expenses; Management of the Trust

    17......................  Portfolio Transactions and Brokerage; Fund Charges
                              and Expenses

    18......................  Description of the Trust and Ownership of Shares

    19......................  How to Buy Shares; Net Asset Value and Public
                              Offering Price; Reduced Sales Charges; Shareholder
                              Services; Redemptions

    20......................  Performance Information (in prospectus); Standard
                              Performance Measures; Income Dividends, Capital
                              Gain Distributions and Tax Status

    21......................  Advisory and Subadvisory Agreements; Distribution
                              Agreement and Distribution Plans; Fund Charges and
                              Expenses

    22......................  Performance Information (in prospectus); Standard
                              Performance Measures

    23......................  None

                                     LOGO

                             GROWTH FUND OF ISRAEL
                          PROSPECTUS AND APPLICATION
JANUARY __, 1996

Growth Fund of Israel (the "Fund") is a newly organized, non-diversified mutual fund. The Fund is a series of New England Funds Trust II (the "Trust"), a registered open-end management investment company. Other series of the Trust are described in separate prospectuses.

The Fund's investment objective is long-term growth of capital. The Fund will seek to achieve its objective by investing primarily in equity securities of Israeli issuers. There can be no assurance that the Fund will achieve its objective, which may be changed without shareholder approval.

Investments in Israel involve certain risks and special considerations which are not typically associated with investments in the United States. An investment in the Fund should be considered speculative. See "Risk Factors and Special Considerations" for a description of certain material factors that should be considered in connection with an investment in the Fund.

Harris Associates, L.P. ("Harris Associates") is the Fund's investment subadviser and Batucha Securities & Investments Ltd. ("Batucha") provides information to Harris relating to Israel and its markets and industries. Batucha is a wholly-owned subsidiary of Clal (Israel) Ltd. ("Clal") and a major shareholder of Clal is Bank Hapoalim B.M. ("Bank Hapoalim"), Israel's largest bank. See "Fund Management."

B'nai B'rith has entered into an arrangement whereby it provides consultation and assistance to the Distributor with respect to the design and marketing of the Fund and with respect to matters of particular interest to B'nai B'rith, its members and others in the Jewish community in the United States. B'nai B'rith's broker-dealer affiliate receives compensation for this role. See "Sales Charges
- General" for further information

The Fund offers three classes of shares to the general public (Classes A, B and C), and an additional class of shares to qualified institutional investors (Class Y). The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge ("CDSC"), however, is imposed upon certain redemptions of Class B shares. Class B shares automatically convert to Class A shares eight years after purchase. No initial sales charge or CDSC applies to purchases or redemptions of Class C shares, which do not have a conversion feature. Class B and Class C shares bear higher annual 12b-1 fees than Class A shares. Class Y shares bear no sales charges or 12b-1 fees. See "Buying Fund Shares -- Sales Charges."

Class Y shares of the Fund are not currently available for purchase, but may be offered for sale at a later date. If and when Class Y shares of the Fund are offered for sale, the Fund will supplement its prospectus.

This prospectus sets forth information you should know before investing in the Fund. Please read it carefully and keep it for future reference. A statement of additional information (the "Statement") about the Fund dated January __, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FOR GENERAL INFORMATION ON THE FUND OR ANY OF ITS SERVICES AND FOR ASSISTANCE IN OPENING AN ACCOUNT, CONTACT YOUR INVESTMENT DEALER OR CALL THE DISTRIBUTOR TOLL FREE AT 1-800-225-5478.

                               TABLE OF CONTENTS
                                                                            PAGE
NEW ENGLAND INVESTMENT COMPANIES
AND THE FUND'S ADVISER AND SUBADVISERS

SCHEDULE OF FEES

INITIAL SUBSCRIPTION PERIOD

INVESTMENT STRATEGY
     How the Fund Pursues Its Investment Objective
     Hedging Transactions
     Lending of Portfolio Securities
     Other Investments and Investment Technique

INVESTMENT RISKS
     Equity Securities
     Fixed-Income Securities
     Repurchase Agreements
     Short-Term Trading
     Small Companies
     Israeli and Other Foreign Securities
     Securities Market Characteristics
     Economic Factors
     Regional Political Factors
     Concentration of Control
     Foreign Aid
     Miscellaneous

FUND MANAGEMENT

BUYING FUND SHARES
     Minimum Investment - Classes A, B and C
     Minimum Investment - Class Y
     6 Ways to Buy Fund Shares
     Sales Charges
     Reduced Sales Charges (Class A Shares Only)

OWNING FUND SHARES
     Exchanging Among New England Funds
     Fund Dividend Payments

SELLING FUND SHARES
     4 Ways to Sell Fund Shares
     Repurchase Option (Class A Shares Only)

                                                                            PAGE
FUND DETAILS
     How Fund Share Price Is Determined
     Income Tax Considerations
     The Fund's Expenses
     Performance Criteria
     Additional Facts About the Fund

GLOSSARY OF TERMS

                       NEW ENGLAND INVESTMENT COMPANIES
                    AND THE FUND'S ADVISER AND SUBADVISERS

The investment adviser and investment subadviser of the Fund are independently-operated subsidiaries of New England Investment Companies, L.P. ("NEIC"), the fifth-largest publicly traded investment management firm in the United States. NEIC is listed on the New York Stock Exchange and through its subsidiaries or an affiliate manages over $___ billion in assets for individuals and institutions. The adviser and subadviser operate independently and are staffed by experienced investment professionals. The adviser and investment subadviser apply specialized knowledge and careful analysis to the pursuit of the Fund's objectives. NEIC's sole general partner, New England Investment Companies, Inc., is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). [Add disclosure about New England/Met Life merger.]

NEW ENGLAND FUNDS MANAGEMENT, L.P. ("NEFM") is the Fund's investment adviser. NEFM also serves as investment adviser to certain of the New England Funds.

HARRIS ASSOCIATES L.P., investment subadviser to the Fund, has advised and managed mutual funds since 1970. Harris Associates also serves as investment adviser to other mutual funds and to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships. Harris Associates has extensive experience in managing international equity portfolios, including the Oakmark International Fund, which had $__ billion in assets as of October 31, 1995.

BATUCHA SECURITIES & INVESTMENTS LTD. serves as special economic and market subadviser for the Fund. In this capacity, Batucha provides Harris Associates with information, advice and assistance regarding economic, financial, political, technological and social matters, trends or changes relating to or affecting Israel and information on markets and industries in Israel. Batucha, based in Tel Aviv, Israel, is an indirect subsidiary of Clal, a publicly traded Israeli conglomerate, and is not affiliated with NEIC.

B'nai B'rith has entered into an arrangement whereby it provides consultation and assistance to the Distributor with respect to the design and marketing of the Fund and with respect to matters of particular interest to B'nai B'rith, its members and others in the Jewish community in the United States. B'nai B'rith's broker-dealer affiliate receives compensation for this role. See "Sales
Charges - General" for further information.

                               SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Fund and estimated annual expenses for each class of the Fund's shares. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Fund for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES -- PAID DIRECTLY BY SHAREHOLDERS
                                                                      CLASS A   CLASS B   CLASS C  CLASS Y
                                                                      --------  --------  -------  -------

Maximum Initial Sales Charge Imposed on a Purchase
(as a percentage of offering price) (1) (2).........................  5.75%      None      None     None
Maximum Contingent Deferred Sales Charge (as a percentage of
original purchase price or redemption proceeds, as applicable)(2)      (3)      4.00%      None     None
Redemption Fee......................................................  None       None      None     None
Exchange Fee........................................................  None       None      None     None

(1) During the Fund's initial subscription period, the maximum initial sales charge for Class A shares is 2.5%. Reduced sales charges on Class A shares apply in some cases. See "Initial Subscription Period" and "Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within approximately 1 year after purchase. See "Sales Charges."

ANNUAL OPERATING EXPENSES -- PAID DIRECTLY BY THE FUND, AND INDIRECTLY BY ITS SHAREHOLDERS
(as a percentage of average net assets)
                                                           CLASS A   CLASS B   CLASS C   CLASS Y
                                                           -------   -------   -------   -------
Management Fees ...................................         1.10%     1.10%     1.10%     1.10%
12b-1 Fees  .......................................         0.25%     1.00%     1.00%*    None
Other Expenses**...................................         0.85%     0.85%     0.85%     0.85%
Total Expenses.....................................         2.20%     2.95%     2.95%     1.95%


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** Other Expenses are based on estimated amounts for the Fund's first fiscal year.

EXAMPLE


You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                                              CLASS A   CLASS B   Class C   Class Y
                                              -------   -------   -------   -------
1 Year....................................       $      $     $/1/   $         $
3 Years...................................       $      $     $      $         $

(1)  Assuming no redemption at period end.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund.

Please keep in mind that the Example shown above is hypothetical. The information above should not be consid ered a representation of past or future return or expenses; actual return or expenses may be more or less than those shown.

For additional information about the Fund's fees and other expenses, please see "Fund Management," "Additional Facts about the Fund" and "The Fund's Expenses."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                          INITIAL SUBSCRIPTION PERIOD

Shares of the Fund will be offered during an initial subscription period, which is scheduled to end the sooner of when total subscriptions reach $50 million or April 15, 1996 (the "Initial Subscription Period"). The Initial Subscription Period is subject to extension by the Distributor if $50 million in subscriptions have not been received by April 15, 1996. During the Initial Subscription Period, shares will be offered at a price of $12.50 per share, plus a sales load in the case of Class A shares. Sales loads will be subject to reductions depending upon the amount invested. If subscriptions received during the Initial Subscription Period (including any extension) do not reach $50 million and, in the judgment of the Distributor, the investment adviser and the investment subadviser, subscriptions received are insufficient to permit the Fund to operate efficiently and economically, no subscriptions will be accepted, and the Fund will not commence operations.

The Fund will be closed to new investors for approximately 60 days after the end of the Initial Subscription Period. Following this 60-day period, Class A, Class B and Class C shares will be offered in a continuous offering at the applicable net asset value per share plus (in the case of Class A shares) the applicable sales load. Sales loads on Class A shares during any such continuous offering would be greater than the sales loads being charged during the Initial Subscription Period on Class A shares. See "Buying Fund Shares -Sales Charges." The Fund may also offer Class Y shares for sale at such time or at any time thereafter. Class Y shares would be offered at the applicable net asset value per share.

                              INVESTMENT STRATEGY

The Fund's objective is long term growth of capital.

HOW THE FUND PURSUES ITS INVESTMENT OBJECTIVE

The Fund seeks to attain its objective by investing primarily in equity securities (1) of issuers organized under the laws of the State of Israel, (2) of issuers that derive a significant portion of their revenues or profits from goods or services sold or produced in Israel, or (3) whose principal trading market is Israel (collectively, "Israeli Equity Securities"). The Fund may also invest in other securities, as described below. Under normal market conditions, however, at least 65% of the Fund's assets will be invested in Israeli Equity Securities. The Fund may invest up to 15% of its assets in unlisted, private Israeli Equity Securities.

Under normal conditions, up to 35% of the Fund's assets may be invested in U.S. or foreign government securities, obligations of U.S. or foreign corporate issuers rated in the top four rating categories by at least two major rating agencies or, if unrated, determined to be of comparable quality by the investment subadviser, and repurchase agreements that are fully collateralized by U.S. Government securities. Under unusual market conditions as determined by the Fund's investment subadviser, all or any portion of the Fund's assets may be invested, for temporary, defensive purposes, in such securities or in cash (including foreign currency).

Harris Associates, the Fund's investment subadviser, believes that shares of the Fund could provide an attractive opportunity for investors seeking long term capital growth by investing in Israeli Equity Securities. While it is possible for investors to purchase equity securities of certain Israeli issuers in the United States, most such equity securities are traded on the Tel Aviv Stock Exchange (the "TASE") and relatively few U.S. investment firms follow or provide research on these securities. Batucha, as special economic and market subadviser, will provide Harris Associates with information, advice and assistance regarding economic, financial, political, technological and social matters, trends or changes relating to or affecting Israel and information on markets and industries in Israel. Batucha will not, however, generally furnish advice or make recommendations regarding the purchase or sale of securities for the Fund's portfolio. See "Fund Management." Harris Associates expects the Fund to benefit from research and information about the Israeli economy and financial markets provided by Batucha that are not ordinarily available to investors other than Israeli institutional investors.

Harris Associates believes that during the next three to five years the Israeli economy could be favorably affected by several factors. Despite certain adverse conditions prevailing in Israel in recent years, including the negative effects of political uncertainty and high inflation, which are described elsewhere in this Prospectus, the Israeli gross domestic product ("GDP") has increased in real terms in each of the last five [calendar] years and a significant number of companies engaged in scientific and technological activities (including computer software and components, biotechnology, civil and military electronics, communications, aviation and space technology) have been funded and have grown during such period. The substantial immigration into Israel from the former Soviet Union, which has brought to Israel a significant number of educated and trained people, and the prospect for continued immigration (although potentially at reduced levels), enhance the prospects for further growth of the Israeli economy, especially in the areas of science and technology. Real wages have also been declining since 1989, aiding competitiveness and profitability. Israel also has preferential trade arrangements with the United States and the European Community, such as favorable tariff rates. In addition, the recent success of a number of Israeli companies, particularly in the area of high technology, along with the increase in daily trading on the TASE generally experienced in recent years and relaxation of restrictions on foreign investment, has prompted the potential entry of a number of investors in search of investment opportunities in Israel. Harris Associates also believes that greater investment in listed shares by "provident" (e.g., pension) funds and savings plans in Israel may increase liquidity and demand for TASE-listed shares.

Although Harris Associates cannot predict whether recent negotiations among Israel, certain of its neighboring Arab countries and Palestinian representatives will result in a significant improvement in Israel's relations with such parties, should such a development occur, Harris Associates believes that Israel's economy could potentially benefit in a number of respects, including the potential opening of new markets in and economic cooperation with such neighboring states, the attraction of new investments if the Arab boycott should end and partial relief of the burden on Israel's economy and manpower of military defense obligations. There can be no assurance that investment opportunities will be available at valuations and on terms that the Fund considers appropriate.

The government of Israel has announced a major privatization program and has privatized either wholly or partially several large and mid-sized government-owned companies including the state telephone company, a chemical company and an oil marketing company. The government has announced its intention to continue to privatize many of the companies it now owns or controls in industries such as shipping, telecommunications, airlines, chemicals and banking (including some of the largest companies in Israel), through public issuance of shares on the TASE and other foreign exchanges or by private placements. Each privatization transaction is subject to its own political and economic factors which may vary the terms upon which investors, such as the Fund, may participate. No assurance can be given that privatizations will continue to occur or that the Fund will be able or will desire to participate in them.

Companies in which the Fund may invest may have small, medium or large market capitalizations, and their equity securities may or may not pay dividends. When selecting industries and companies for investment by the Fund, Harris Associates will consider factors such as overall growth prospects, competitive position in domestic and export markets, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, capital resources, governmental regulation and the experience of management. Consideration will also be given to companies that could benefit from the economic development of Israel and the West Bank and from the possible opening of the borders between Israel and its neighbors.

HEDGING TRANSACTIONS

The Fund may, for hedging purposes only, engage in derivatives transactions, such as options, futures or forward transactions, designed to manage its exposure to changing security prices and currency exchange rates. The Fund may, subject to specified limitations, buy put and call options and write covered call options based on any type of security or index related to the Fund's investments, including options traded on foreign exchanges and in the over-the-counter markets. Buying puts and writing covered calls tend to hedge the Fund's investments against price fluctuations, whereas buying calls tends to increase the Fund's market exposure. The Fund will hedge no more than 25% of its total assets by buying puts and writing covered calls. In addition, the Fund will not purchase a put or call option if, as a result, more than 10% of the Fund's total assets would be committed to premiums for such options. The Fund may invest in options and futures contracts on various stock indices to hedge against changes in the value of securities it holds or expects to acquire. The Fund may also invest in options on stock index futures. The Fund will not invest more than 25% of its net assets in stock index futures or options on stock index futures that are traded on a futures exchange.

The Fund's ability to use derivatives successfully requires skills different from those needed to select the Fund's portfolio securities and involves Harris Associates' judgment as to the potential risks and rewards of these different types of strategies. Derivatives can be volatile investments and may not perform as expected. If the Fund applies a hedge at an inappropriate time or Harris Associates judges market trends incorrectly, derivatives strategies may lower the Fund's return. The Fund could also experience losses if the prices of its derivatives were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. When required by guidelines established by the SEC, the Fund will place the required amount of liquid high-quality debt securities in a segregated custodial account to provide for payment of its obligations in connection with derivatives transactions. Derivatives transactions in which the Fund may engage are described in further detail in the Statement.

LENDING OF PORTFOLIO SECURITIES

The Fund is permitted to lend up to 10% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit in an amount at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund may increase its income by continuing to receive income on the loaned securities as well as the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan belongs to the Fund rather than to the borrower of the securities. The risks of lending portfolio securities, as with other extensions of credit, include possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In considering whether the Fund will lend securities, Harris Associates will consider all relevant factors and circumstances, including the creditworthiness of the borrower.

OTHER INVESTMENTS AND INVESTMENT TECHNIQUES

The Fund may also utilize the following investments and investment techniques and practices: securities not registered under the Securities Act of 1933, as amended (the "Securities Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"), sponsored or unsponsored American Depository Receipts ("ADRs") or European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), and when-issued and delayed-delivery securities. See "Investment Risks - Miscellaneous" below and Part II of the Statement for further information regarding these investments and investment techniques.

                               INVESTMENT RISKS

It is important to understand the following risks inherent in the Fund before you invest.

EQUITY SECURITIES

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock).

While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some relationship with those of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. The credit risk associated with convertible securities is generally reflected by their being rated, if at all, below investment grade by organizations such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Less than 35% of the Fund's assets will be invested in convertible or debt securities rated below investment grade and unrated convertible or debt securities of comparable quality.

FIXED-INCOME SECURITIES

Fixed-income securities include debt obligations of governmental and corporate issuers. Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. Credit risk relates to the ability of the issuer to make payments of principal and interest.

REPURCHASE AGREEMENTS

In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

SHORT-TERM TRADING

Although the Fund seeks long-term growth or return, the Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the investment subadviser's investment discretion in managing the Fund's assets.

SMALL COMPANIES

The Fund, in the discretion of the investment subadviser, may invest without limit in the securities of companies with smaller capitalization. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

ISRAELI AND OTHER FOREIGN SECURITIES

Investments in Israeli and other foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

There may be less information publicly available about an Israeli or other foreign corporate or governmental issuer than about a U.S. issuer, and Israeli and other foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some Israeli and other foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, including Israel, there is a possibility of confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Most securities in the Fund's portfolio will be denominated in Israeli shekels or traded in securities markets in which settlements are made in shekels. Similarly, any income on such securities is generally paid to the Fund in shekels. The value of the shekel and other foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of foreign currencies on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

The Fund may incur costs in connection with conversions between dollars and shekels or other foreign currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of the shekel or other foreign currencies occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

SECURITIES MARKET CHARACTERISTICS

The Israeli securities market is substantially smaller, less liquid and more volatile than the major securities markets in the United States. Brokerage commissions and other transaction costs on the TASE are individually negotiated and are also generally somewhat higher than the United States.

Due to the relatively small equity market capitalization and small number of company listings in comparison to the U.S. securities markets, the Israeli equity market is subject to greater short-term price volatility and a relatively limited secondary trading environment. The securities listed on the TASE and various TASE indices have been subject to sharp declines in the recent past and no assurance can be given as to the future performance of TASE-listed securities. In addition, this market may be subject to greater influence from adverse events generally affecting the Israeli economy and may be more affected when a few investors trade significant blocks of securities than would the U.S. market.

The regulations of the TASE may at times limit the maximum price swing for a specific security on a specific day. The limits vary depending on several factors, but they are typically 10% in the case of equity shares, convertible debt securities and warrants and 3% in the case of other debt securities. Among the factors that may affect the limits are whether there has been a suspension of trading in the securities and whether a convertible security is about to expire. As a result of the limits, the Fund may experience difficulties in liquidating certain assets.

Trading on the TASE has been subject to disruption in the past. In August 1994, upon the announcement by the Minister of Finance of the intention of the Israeli government to seek to eliminate the exemption from tax on capital gains realized on the sale of equity securities listed on the TASE, trading on the TASE was suspended for two days and, when trading resumed, limits on share price movement ordinarily in place were removed for one day. In March 1994, a strike by the personnel of the TASE interfered with trading on the TASE to the extent that trading time was slightly curtailed. Similarly, the TASE was closed briefly as a result of a strike by its personnel in 1990. Early in 1983, prices on the TASE experienced severe declines, and, in October 1983, following the termination by the major banks of their activities in support of their share prices, the TASE was closed for two weeks. The Israeli government intervened with a substantial bail-out by offering to purchase certain securities over a period of time at specified prices. No assurances can be given that the Israeli government would intervene in the market in any manner in the future. In the event a strike or other similar interruption were to occur again, the Fund's ability to effect transactions on the TASE could be materially affected. There is less government supervision and regulation of the Israeli securities market, brokers, dealers and companies with respect to certain matters than exists in the United States. Foreign investment is regulated and controlled by the Bank of Israel and regulations could be imposed from time to time precluding foreign investment in certain types of securities, although the current trend is toward liberalizing such restrictions.

The factors described above result in a limited supply of available equity investments and may adversely affect the Fund's ability to become fully invested in accordance with its investment objective as well as the Fund's performance.

The relatively limited liquidity of the Israeli equity securities market may also affect the Fund's ability to acquire or dispose of securities at a desirable price when it wishes to do so. Accordingly, in periods of rising market prices, the Fund may be unable to participate fully in such price increases to the extent that it is unable to acquire desired portfolio positions quickly; conversely, the Fund's inability to dispose fully and promptly of positions in declining markets could cause its net asset value to decline as the market value of unsold positions declines.

ECONOMIC FACTORS

Israel's economy has been subject to many destabilizing factors, including military conflicts and tension, a period of hyper-inflation in the early to mid-1980s, civil unrest in the West Bank and Gaza Strip since 1987, the closing of the TASE in 1983 for two weeks due to a collapse in the prices of the shares in the banking sector, large government deficits, recurring weaknesses in state-owned enterprises, low foreign exchange reserves and fluctuations in world commodity prices. For these and other reasons, the Israeli government has intervened in all sectors of the economy employing, among other means, fiscal, monetary and trade policies, import duties, foreign currency restrictions and controls of wages, prices and exchange rates, and other measures to pursue its various economic policies and goals. The Israeli government is in the process of reducing its direct involvement in economic activity, but there can be no assurance that this trend will continue. Foreign investment in Israel is regulated and controlled by the Bank of Israel, primarily through its regulation of currency exchange, although there are no current restrictions on the purchase and sale of securities that trade on the TASE. These regulations may at times limit or preclude foreign investment in certain types of equity securities. The repatriation of both investment income and capital from Israel is currently controlled to a limited degree under regulations of the Bank of Israel, although the Fund believes it can, generally, when acting in compliance with foreign currency regulations, convert and remit into dollars the proceeds of the sale of listed and non-listed securities as well as dividend and interest income, subject to the payment of applicable Israeli taxes.

REGIONAL POLITICAL FACTORS

Many Israeli companies are heavily dependent upon sales of their products outside of Israel and upon imported components, primarily from the United States, Europe and Japan. Accordingly, operations of these companies could be adversely affected if major hostilities involving Israel should occur in the Middle East or if trade between Israel and its present trading partners should be curtailed. Certain countries participate in a boycott of Israeli firms and firms that do business in Israel or with Israeli companies. Despite measures to counteract the boycott, including anti-boycott legislation in the United States, and the recent increased willingness of certain countries and companies to commence diplomatic and trade relations with Israel and Israeli firms, the boycott has not officially ended and has had an indeterminate negative impact on trade and foreign investment in Israel.

CONCENTRATION OF CONTROL

The Israeli economy is subject to a substantial amount of concentrated control. In addition to the government's direct involvement in and influence over the private sector, the government owns or controls numerous government corporations and other entities representing in the aggregate a substantial portion of the Israeli economy by measure of gross domestic product in 1994. Hevrat HaOvdim, the economic arm of the Histadrut, Israel's labor union federation, also has substantial holdings in numerous corporations. A substantial portion of the Israeli private sector is controlled by relatively few companies.

FOREIGN AID

It is uncertain whether the economy of Israel could sustain increases in gross domestic product without the continued receipt of external capital inflows, particularly from the United States. Direct foreign assistance from the U.S. government, in the form of grants for economic and military assistance, has totaled approximately $3 billion annually over the past several years. In addition, the State of Israel has received approximately $10 billion of U.S. Government loan guarantees. There can be no assurance that such capital inflows or loan guarantees will continue. A significant reduction in capital inflows or loan guarantees could have a material adverse effect on the Israeli economy and the Fund.

MISCELLANEOUS

The Fund will not invest more than 15% of its assets in illiquid securities, that is, securities which are not readily resalable, which include securities whose disposition is restricted by federal securities laws.

The Fund may purchase Rule 144A Securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A Securities are treated as illiquid, unless Harris Associates has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A Securities is liquid. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

The Fund may purchase securities on a when-issued or delayed-delivery basis. This means that the Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a when-issued or delayed delivery basis falls or market rates of interest increase between the time the Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security. For more information on when-issued and delayed delivery securities, see the Statement.

The Fund is a non-diversified fund and as such is not required to meet any diversification requirements under the 1940 Act, although the Fund must meet certain diversification standards to qualify as a regulated investment company under the Internal Revenue Code. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.

FUND MANAGEMENT

NEW ENGLAND FUNDS MANAGEMENT, L.P., 399 Boylston Street, Boston, Massachusetts 02116, serves as the Fund's adviser. NEFM oversees, evaluates and monitors the subadvisers' provision of subadvisory services to the Fund and provides general business management and administration to the Fund. The Fund pays NEFM a management fee at the annual rate of 1.10% of the Fund's average daily net assets. This fee rate payable by the Fund is higher than that paid by most other mutual funds, but is believed to be appropriate for the services received by the Fund and to be comparable to fees paid by other mutual funds investing in a manner similar to the Fund. For the services that Harris Associates provides to the Fund, NEFM pays Harris Associates a fee at the annual rate of 0.70% of the first $50 million of the Fund's average daily net assets, and 0.60% of such assets in excess of $50 million. For the services that Batucha provides to the Fund, NEFM pays Batucha a fee at the annual rate of 0.10% of the Fund's average daily net assets.

Subject to the supervision of NEFM, Harris Associates manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the portfolio, places orders to purchase and sell securities for the portfolio, and employs professional advisers and securities analysts who provide research services to the portfolio. Batucha provides Harris Associates with statistical and other factual information, advice and assistance regarding economic, financial, political, technological or social matters, trends or changes relating to or affecting Israel and information on markets and industries in Israel, but does not generally furnish advice or make recommendations regarding the purchase or sale of securities for the Fund's portfolio. The Fund pays no direct fees to either Harris Associates or Batucha. Below is a brief description of the subadvisers.

HARRIS ASSOCIATES L.P., Two North LaSalle Street, Chicago, Illinois 60602, investment subadviser to the Fund, has advised and managed mutual funds since 1970. Harris Associates also serves as investment adviser to other mutual funds and to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships. Harris Associates has extensive experience managing international equity portfolios, including the Oakmark International Fund, which had $__ billion in assets as of October 31, 1995. Adam Schor, one of the Fund's co-managers, has been a portfolio manager and analyst with Harris Associates since 1993; from 1992-1993 he was an analyst with American Family Insurance Group; prior to that time he was an analyst with the State of Wisconsin Investment Board. David G. Herro, the Fund's other co-manager, joined Harris Associates in 1992 from the State of Wisconsin Investment Board, where he managed a $700 million international equity fund from 1989-1992. Before 1989, Mr. Herro was a portfolio manager of a global equity mutual fund and other accounts for the Principal Financial Group.

BATUCHA SECURITIES AND INVESTMENTS LTD., 8 Karl Netter Street, Tel Aviv, Israel, special economic and market subadviser for the Fund, is organized under the laws of the State of Israel and is a wholly-owned subsidiary of Clal (Israel) Ltd. Batucha had in excess of $600 million of assets under management as of _____________, 1995. A major shareholder of Clal is Bank Hapoalim, Israel's largest bank, which serves as the Fund's custodian in Israel, subject to the supervision of State Street Bank and Trust Company.

B'nai B'rith has entered into an arrangement whereby it provides consultation and assistance to the Distributor with respect to the design and marketing of the Fund and with respect to matters of particular interest to B'nai B'rith, its members and others in the Jewish community in the United States. B'nai B'rith's broker-dealer affiliate receives compensation for this role. See "Sales
Charges - General" for further information.

The Trust's Board of Trustees supervises the affairs of the Trust as conducted by NEFM and Harris Associates.

ADVISORY COUNCIL. NEFM has established an Advisory Council to provide assistance and consultation to NEFM on certain matters relating to Israel and the Fund, including advising on investment trends, the Fund's image,

Israeli economic developments, and those other areas which will enhance the success. The council consists of the following individuals:

[list Advisory Council members]

The Advisory Council does not generally furnish advice or make recommendations regarding the purchase or sale of securities for the Fund's portfolio.

In placing portfolio transactions for the Fund, Harris Associates seeks best execution. Subject to this policy, Harris Associates may consider sales of shares of the Fund and other mutual funds that it manages as a factor in the selection of broker-dealers. Subject to procedures adopted by the Trust's Board of Trustees, Fund brokerage transactions may be executed by brokers that are affiliated with NEFM or Harris Associates.

                              BUYING FUND SHARES

USING TELE#FACTS 1-800-346-5984

TELE#FACTS IS NEW ENGLAND FUNDS' AUTOMATED SERVICE SYSTEM THAT GIVES YOU 24-HOUR ACCESS TO YOUR ACCOUNT. THROUGH YOUR TOUCH-TONE TELEPHONE, YOU CAN RECEIVE YOUR CURRENT ACCOUNT BALANCE, YOUR LAST FIVE TRANSACTIONS, FUND PRICES AND RECENT PERFORMANCE INFORMATION. YOU CAN ALSO PURCHASE, SELL OR EXCHANGE CLASS A SHARES OF ANY NEW ENGLAND FUND. FOR A FREE BROCHURE ABOUT TELE#FACTS INCLUDING A CONVENIENT WALLET CARD, CALL US AT 1-800-225-5478.

MINIMUM INVESTMENT - CLASSES A, B AND C

$2,500 is the minimum for an initial investment in Class A, Class B and Class C shares of the Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

          . $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b) retirement plans and certain other retirement plans.

          . $50 for automatic investing through the Investment Builder program.

          . $250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

          . $1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

          . $1,000 (per Fund) for Portfolio 1,2,3 investment programs and New England Funds All Weather Portfolio. Subsequent investment minimums are $50 per Fund. See the Statement.

MINIMUM INVESTMENT - CLASS Y

Class Y shares of the Fund may be purchased by endowments and foundations. The minimum initial investment is $1 million for these entities and the minimum for each subsequent investment is $100,000. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least $10 million. Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of The New England or of any other insurance company affiliated with The New England ("Separate Accounts"), and by investment companies registered under the 1940 Act. There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts or registered investment companies. Investments in Class Y shares may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing Retirement Plans of amounts invested in Class Y shares.

6 WAYS TO BUY FUND SHARES

You may purchase Class A, Class B and Class C shares of the Fund in the following ways:

        .    THROUGH YOUR INVESTMENT DEALER:

     Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

        .    BY MAIL:

     FOR AN INITIAL INVESTMENT, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

     FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.

        .    BY WIRE TRANSFER OF FEDERAL FUNDS:

     FOR AN INITIAL INVESTMENT, call us at 1-800-225-5478 between 8:00 a.m. and 6:00 p.m. (Eastern time) to obtain an account number and wire transfer instructions.

     FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit Growth Fund of Israel, Class of shares, Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

        .    BY INVESTMENT BUILDER:

     Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

     FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a void check from your bank account.

     TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 1-800-225-5478 for a Service Options form.

        .    BY ELECTRONIC PURCHASE THROUGH ACH:

     You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

     To purchase through ACH, call us at 1-800- 225-5478 between 8 a.m. and 6 p.m. (Eastern time) for instructions or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If you purchase your shares through ACH, you will receive the net asset value next determined after your order is received. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

        .    BY EXCHANGE FROM ANOTHER NEW ENGLAND FUND:

     You may also purchase shares of the Fund by exchanging shares from another New England Fund. Please see "Exchanging Among New England Funds" for complete details.

GENERAL

All purchase orders are subject to acceptance by the Fund and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the New York Stock Exchange [the "NYSE"] and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of sales of shares.

Certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from New England Funds, L.P. The Fund's open account system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

An eligible investor may purchase Class Y shares of the Fund by mail, by wire transfer of federal funds or by exchange from another New England Fund, as set forth above.

SALES CHARGES

CLASS A SHARES

Shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee.

During the Initial Subscription Period, Class A shares are subject to the following sales charges:

                                             SALES CHARGES AS A % OF              DEALER'S CONCESSION
                                             -----------------------
                                                                                      AS A % OF
     VALUE OF TOTAL INVESTMENT     PUBLIC OFFERING PRICE     AMOUNT INVESTED        OFFERING PRICE
     -------------------------     ---------------------     ---------------        --------------

 Less than $100,000.............            2.5%                  2.56%                   2.5%

 $100,000 - $999,999............            1.0%                  1.01%                   1.0%

 $1,000,000 or more.............            None                  None                     *

After the Initial Subscription Period, and following the period of approximately 60 days during which the Fund will be closed to new investors, Class A shares will be offered subject to the following initial sales charges:

                                              SALES CHARGES AS A % OF               DEALER'S CONCESSION
                                              -----------------------
                                                                                         AS A % OF
     VALUE OF TOTAL INVESTMENT       PUBLIC OFFERING PRICE      AMOUNT INVESTED       OFFERING PRICE
     -------------------------       ---------------------      ---------------       --------------

 Less than $50,000 ..............            5.75%                    6.10%                5.00%

 $50,000 - $99,999 ..............            4.50%                    4.71%                4.00%

 $100,000 - $249,999 ............            3.50%                    3.63%                3.00%

 $250,000 - $499,999 ............            2.50%                    2.56%                2.15%

 $500,000 - $999,999 ............            2.00%                    2.04%                1.70%

 $1,000,000 or more .............             None                     None                  *

 * The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $2 million invested; .80% on the next $1 million; .20% on the next $2 million; and .08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

--------------------------------------------------------------------------------
                        TO MAKE INVESTING EVEN EASIER,
  YOU CAN ALSO ORDER PERSONALIZED INVESTMENT SLIPS BY CALLING 1-800-225-5478.
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares of the Fund, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of the New England Cash Management Trust Money Market Series or U.S. Government Series or the New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of New England Funds Trust I or New England Funds Trust II (the "Trusts"). For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

CLASS B SHARES

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and to a CDSC if they are redeemed within 5 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of any series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies on the redemptions, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same fund purchased with reinvested dividends or capital gains distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                       CONTINGENT DEFERRED SALES
                                       CHARGE AS A PERCENTAGE OF
                                             DOLLAR AMOUNT
     YEAR SINCE PURCHASE                   SUBJECT TO CHARGE
     -------------------                   -----------------

     1st...............................            4%

     2nd...............................            3%

     3rd...............................            3%

     4th...............................            2%

     5th...............................            1%

     Thereafter........................            0%

Year one ends one year after the day on which the purchase was accepted, and so on.

The CDSC is deducted from the proceeds of the redemption, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges - General" below. At the time of sale, the Distributor pays investment dealers a commission of up to 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.

CLASS C SHARES

Class C shares are offered at net asset value, without an initial sales charge or CDSC and are subject to a 0.25% annual service fee and a 0.75% annual distribution fee.

CLASS Y SHARES

Class Y shares are offered to eligible investors at net asset value, without an initial sales charge or CDSC, and are not subject to a service fee or distribution fee.

--------------------------------------------------------------------------------
                  A, B OR C SHARES - WHICH SHOULD YOU CHOOSE?
       YOUR CHOICE OF SHARE CLASS DEPENDS ON THE SIZE OF YOUR INVESTMENT
 AND HOW LONG YOU INTEND TO HOLD YOUR SHARES. IN GENERAL, THERE ARE ONLY MINOR DIFFERENCES IN PERFORMANCE RESULTS FOR THE DIFFERENT CLASSES IF HELD FOR THE
               LONG TERM. CONSULT YOUR FINANCIAL REPRESENTATIVE
           FOR HELP IN DECIDING WHICH CLASS IS APPROPRIATE FOR YOU.
--------------------------------------------------------------------------------

DECIDING WHICH CLASS TO PURCHASE

The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and Class C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within five years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within five years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. In general, investors who are eligible to purchase Class Y shares should do so in preference over other Classes, because Class Y shares do not bear the sales loads, CDSCs or 12b-1 fees that apply to other Classes. Consult your investment dealer for advice applicable to your particular circumstances.

GENERAL

NO CDSC ON ANY CLASS OF SHARES APPLIES in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59/1//2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70/1//2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. Also, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of a Trust to another series of a Trust is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Fund at net asset value to an eligible governmental authority .025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. New England Funds, L.P., from time to time, may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

The New England has entered into an arrangement (the "Program") with B'nai B'rith relating to the marketing of certain insurance and investment products of The New England and its affiliates to members of B'nai B'rith and certain other purchasers. New England Securities Corporation ("NES"), a broker-dealer subsidiary of The New England, pays [B'nai B'rith's broker-dealer affiliate] ("BBBD"), a broker-dealer affiliate of B'nai B'rith, an amount not to exceed 10% of the dealer concession or reallowance and servicing fees received by NES from the Distributor with respect to shares of the Fund and other New England Stock and Bond Funds sold by NES under the Program. The Distributor has agreed to compensate BBBD to the extent that the foregoing payments by NES to BBBD fall short of 0.10% annually of the average daily net asset value of shares of the New England Stock and Bond Funds sold under the Program that remain outstanding from time to time.

Reduced Sales Charges (Class A Shares Only)

     . LETTER OF INTENT - if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

     . COMBINING ACCOUNTS - purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

     . ENDOWMENTS, FOUNDATIONS AND CHARITABLE ORGANIZATIONS - no sales charge applies to purchases of Class A shares by endowments, foundations and charitable organizations. (Note that endowments and foundations investing more than $1 million will be eligible to purchase Class Y shares when such shares become available for purchase. Class Y shares have a lower expense ratio than Class A shares because of the absence of 12b-1 fees.)

     . UNIT HOLDERS OF UNIT INVESTMENT TRUSTS - unit investment trust distributions of less than $1 million may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

     . ELIGIBLE GOVERNMENTAL AUTHORITIES - no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     . CLIENTS OF AN ADVISER OR SUBADVISER (AFFILIATED WITH NEIC) - no sales charge or CDSC applies to investments in the Fund by (1) clients of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

     . Purchase of Class A shares may be made with no sales charge or CDSC through an investment adviser, broker or financial planner that charges a fee for its services. Purchases of Class A shares may be made with no sales charge or CDSC by participating investment advisers, brokers and financial planners, provided such purchases are placed through an omnibus account with the Fund.

     . There is no sales charge or CDSC related to investments by 401(a), 401(k), 457 or 403(b) plans that have total investment assets equal to or in excess of $5 million.

     . There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the Trusts' investment advisers or subadvisers (affiliated with NEIC), the Distributor or any other company affiliated with The New England; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of The New England or of any insurance company affiliated with The New England.

     . Shareholders of Reich & Tang Government Securities Trust may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.


                              OWNING FUND SHARES

EXCHANGING AMONG NEW ENGLAND FUNDS

CLASS A SHARES

Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any of the series of the Trusts) for the Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the

Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of the Fund at net asset value (or at a reduced sales charge) only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund" ) for shares of another fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the fund into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of Fund shares at the applicable sales charge.

--------------------------------------------------------------------------------
                           AUTOMATIC EXCHANGE PLAN.
 THE FUND HAS AN AUTOMATIC EXCHANGE PLAN UNDER WHICH SHARES OF A CLASS OF THE
  FUND ARE AUTOMATICALLY EXCHANGED EACH MONTH FOR SHARES OF THE SAME CLASS OF
          OTHER SERIES OF THE TRUSTS (OTHER THAN NEW ENGLAND GROWTH
         FUND, WHICH IS AVAILABLE ONLY TO CERTAIN ELIGIBLE INVESTORS).
THE MINIMUM MONTHLY EXCHANGE AMOUNT UNDER THE PLAN IS $50. THERE IS NO FEE FOR
   EXCHANGES MADE PURSUANT TO THIS PROGRAM, BUT THERE MAY BE A SALES CHARGE
                          AS DESCRIBED ON THIS PAGE.
--------------------------------------------------------------------------------

CLASS B SHARES

You may exchange Class B shares of the Fund or any series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts (except New England Growth Fund, which does not offer Class B shares). Such exchanges will be made at the next determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges - Class B Shares" above.

CLASS C SHARES

You may exchange Class C shares of the Fund for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.

CLASS Y SHARES

A shareholder may exchange Class Y shares of the Fund for Class Y shares of any other series of the Trusts which offers Class Y shares or for Class A shares of the Money Market Funds.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time), call Tele#Facts at 1-800-346-5984 twenty-four hours a day or write to New England Funds. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.


FUND DIVIDEND PAYMENTS

The Fund pays dividends annually. The Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you in tend to purchase shares of the Fund shortly before it declares a dividend, you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned undeliverable to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

--------------------------------------------------------------------------------
 DIVIDEND DIVERSIFICATION PROGRAM

 You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. For Class A shareholders, investments will be made at the appropriate offering price, which may include a sales charge. Dividends will be invested in the selected fund's shares on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.
--------------------------------------------------------------------------------

                              SELLING FUND SHARES

4 WAYS TO SELL FUND SHARES

     .    THROUGH YOUR INVESTMENT DEALER (CLASS A, CLASS B AND CLASS C ONLY):
  Call your authorized investment dealer for information.

     .    BY TELEPHONE:
  You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

  Wired to Your Bank Account - If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time). Class

  A shares only may also be redeemed by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Redemption requests accepted after the NYSE has closed (4:00 p.m. Eastern time) will be processed at the next-determined net asset value. The proceeds (LESS ANY APPLICABLE CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

  Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

  Mailed to Your Address of Record - Shares may be redeemed by calling 1-800-225-5478 and requesting that a check for the proceeds (LESS ANY APPLICABLE CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

  Through ACH - Class A, Class B and Class C shares only may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 prior to 3:00 p.m. (Eastern time) on a day when the Fund is open for business or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If your telephone call is made to Tele#Facts before 4:00 pm., the redemption will be processed the day the call is made, unless it is a day when the Exchange closes before 4:00 p.m. and your call is made after the NYSE closes. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule. If you have recently purchased your shares through the ACH system, the Fund may withhold redemption proceeds until the funds have cleared, which may take up to ten days.

     .    BY MAIL:

  You may redeem your shares at their net asset value (LESS ANY APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

  The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which you are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

  If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

  Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

  If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Fund recommends that certificates be sent by registered mail.

     .    BY SYSTEMATIC WITHDRAWAL PLAN (CLASS A, CLASS B AND CLASS C ONLY):

  You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.


GENERAL

Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the NYSE and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (LESS ANY APPLICABLE CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Fund may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.


REPURCHASE OPTION (CLASS A SHARES ONLY)

You may apply your Class A share redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.


                                 FUND DETAILS

HOW FUND SHARE PRICE IS DETERMINED

The net asset value for the Fund is determined at the close of regular trading (currently 4:00 p.m. Eastern time) on the NYSE on each day that the NYSE is open for trading, except that the Trust's Board of Trustees determined that because there is no trading on the TASE on Fridays and certain Israeli holidays and because most of the Fund's portfolio securities are listed and traded primarily on the TASE, the Fund generally will not seek to calculate its net asset value per share on Fridays and such Israeli holidays when the TASE is closed for trading. Orders to purchase or redeem shares of the Fund received after the close of the NYSE on Thursday of each week or on any other day on which the TASE is closed will be effected at the price determined on the Fund's next business day, generally a Monday, as of the close of the NYSE on that day. The net asset value is determined by dividing the difference between the Fund's assets and its liabilities by the number of shares outstanding. In general, the Fund's investments will be valued at the representative rate of exchange which is published by the Bank of Israel Monday through [Friday] (the "representative rate") or, in the absence of a representative rate, at fair value as determined by or under the direction of the Trust's Board of Trustees.

Securities traded on foreign exchanges such as the TASE generally will be valued for purposes of calculating the Fund's net asset value at the preceding closing value of the securities on the exchange, except that, when an occurrence subsequent to the time a value was so established is likely to have materially changed that value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees. A security that is primarily traded on a domestic or foreign securities exchange will be valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or in the absence of the last sale price, the last bid price. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair value as determined by or under the direction of the Trust's Board of Trustees. Any assets initially expressed in terms of shekels will be translated into U.S. dollars at the prevailing market rate on the date of net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of the Trust's Board of Trustees.

The TASE trades on Sundays and certain other customary U.S. business holidays on which the NYSE is not open for trading. Even though the Fund's assets traded on the TASE may continue to trade on these days, the Fund will not accept orders and the net asset value of the Fund's shares will not be determined on these days. As a result, investors will not be able to purchase, sell or exchange shares on these days even though the NYSE is open for trading on those days and the net asset value may be significantly affected by trading on the NYSE.

The net asset value per share of each class is determined by dividing the value of each class's assets (the current U.S. dollar value, in the case of securities principally traded outside the United States) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of the Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares - Sales Charges" above. The public offering price of Class B, Class C and Class Y shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by the New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the NYSE on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the NYSE and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

INCOME TAX CONSIDERATIONS

The Fund intends to meet all requirements of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and thus does not expect to pay any U.S. federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from the Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (These distributions are unlikely to qualify for the dividends-received deduction for corporations.) Distributions derived from the Fund's long-term capital gains ("capital gains distributions"), if designated as such by the Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, the Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income and net capital gains earned during that calendar year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from the Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Internal Revenue Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The foregoing is a summary of certain federal income tax consequences of an investment in the Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations and about consequences of their investment under Israeli tax law.

ISRAELI TAXES AND PASS THROUGH TO SHAREHOLDERS

The following is a short summary of the tax structure applicable to corporations in Israel with reference to its effect on the Fund. The following discussion is partially based on enacted Israeli legislation that has not been subjected to judicial or administrative interpretation. There can be no assurance that views expressed herein will be accepted by the courts or by the Israeli Tax Commission.

Capital Gains Tax. The Israeli Income Tax Ordinance [New Version] (the "Ordinance") imposes a tax on capital gains derived by residents of Israel, or by non-residents of Israel who sell assets which represent a direct or an indirect interest in Israeli assets. The Fund, however, will be exempt from such capital gains tax. Pursuant to the tax treaty between the United States and Israel (the "Treaty"), the sale, exchange or disposition of securities by a person, such as the Fund, qualifying as a resident of the United States within the meaning of the Treaty and entitled to claim the benefits afforded to such resident by the Treaty will not be subject to the Israeli capital gains tax, with certain exceptions not applicable to the Fund. See the Statement for further details.

Corporate Taxes. In general, Israeli companies are currently subject to "Company Tax" at a rate of 36% of taxable income. Reduced tax rates apply to taxable income attributable to those portions of the company's operations which have been granted "Approved Enterprise" status under the Law for the Encouragement of Capital Investments. A company which also qualifies as a Foreign Investors' Company is entitled to further reductions in the Company Tax generally applicable to Approved Enterprises.

Withholding Tax on Payments of Dividends and Interest. Non-residents of Israel, including the Fund, are subject to income tax on income accrued or derived from sources in Israel or received in Israel. Generally, on distributions of dividends other than bonus shares (stock dividends), income tax at a rate of 25% is withheld at the source. This tax is reduced to 15% with respect to dividends distributed from income generated by an "Approved Enterprise." Interest paid on debt securities is generally subject to income tax a rate of 25%. However, pursuant to the Treaty, such rate is reduced to 17.5% for U.S. residents.

OTHER TAXATION

Distribution also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

This discussion is limited only to U.S. federal income tax and Israeli tax. Moreover, the U.S. federal income tax and Israeli tax discussion set forth above is a summary included for general information purposes only. In view of the individual nature of tax consequences, each investor is advised to consult its own tax adviser with respect to the specific tax consequences to it of participation in the Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

--------------------------------------------------------------------------------

                            AVERAGE COST STATEMENT.
 IF YOU HAVE EXCHANGED OR REDEEMED SHARES DURING THE YEAR, YOU WILL RECEIVE A
   STATEMENT THAT SHOWS THE COST BASIS OF THOSE SHARES WHICH SHOULD HELP YOU
                 DETERMINE YOUR GAIN OR LOSS FOR TAX PURPOSES.

--------------------------------------------------------------------------------


THE FUND'S EXPENSES

In addition to the management fee paid to the Adviser, the Fund pays all expenses not borne by the Adviser, the subadvisers or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal or state securities laws, all expenses of shareholders' and trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees of the Trust who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies.

Under a Service Plan in the case of Class A shares, and a Service and Distribution Plan in the case of Class B and Class C shares, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of the sale the first year's service fee, in the amount of up to .25% of the amount invested. The Class A service fee is payable only to reimburse the


Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses.

The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. The Distributor retains the balance of the fee as compensation for its services as distributor of the Class B and Class C shares.

PERFORMANCE CRITERIA

The Fund may include total return information for each class of shares in advertisements or other written sales material. The Fund will show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return is higher.

Total return will generally be higher for Class A shares than for Class B and Class C shares, because of the higher levels of expenses borne by the Class C shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B or Class C shares. As a result of lower operating expenses, Class Y shares can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

ADDITIONAL FACTS ABOUT THE FUND

     . New England Funds Trust II was organized in 1931 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Fund is a newly organized series of the Trust.

     . When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of the Fund vote together, except as to matters relating to the Rule 12b-1 plan that applies to the Class A, Class B or Class C shares, on which only shares of that class are entitled to vote. No Rule 12b-1 plan applies to the Class Y shares of the Fund.

     . Except for matters that are explicitly identified as "fundamental" in this prospectus or the Statement, the investment policies of the Fund may be changed without shareholder approval or, in most cases, prior notice. The investment objective of the Fund is not fundamental. If there is a change in the Fund's objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

     . The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

     . The transfer and dividend paying agent for the Fund is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

     . If the balance in your account with the Fund is less than a minimum amount set by the trustees of the Trust from time to time (currently $500 for all accounts, except for those indicated below and for Individual Retirement Accounts, which have a $25 minimum), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to Keogh, pension and profit sharing plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

     . The Fund's annual report contains additional performance information and will be made available upon request and without charge.

     . The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded. See Part II of the Statement for more details.

                               GLOSSARY OF TERMS

CAPITAL GAIN DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A fee that may be charged when a shareholder sells fund shares.

DISTRIBUTION FEE - An annual asset-based sales charge that is used to pay for sales-related expenses.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

MUTUAL FUND - The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

NET ASSET VALUE (NAV) - The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

NEW ENGLAND FUNDS, L.P. - The distributor and transfer agent of the New England Funds.

OPEN END INVESTMENT MANAGEMENT COMPANY - A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

PUBLIC OFFERING PRICE - The price of one share of a mutual fund, including its initial sales charge, if there is one.

RECORD DATE - The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

SERVICE FEE - Payments by a fund for personal service to investors and/or for maintenance of shareholder accounts by the Distributor or a financial representative.

TOTAL RETURN - The change in value of an investment in a fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

YIELD - The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12B-1 FEES - Fees paid by a mutual fund under a plan adopted under SEC Rule 12b-
1. Can include both distribution fees and service fees.


                                     LOGO

                               NEW ENGLAND FUNDS

                             GROWTH FUND OF ISRAEL

                      STATEMENT OF ADDITIONAL INFORMATION

                               January __, 1996

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the prospectus of Growth Fund of Israel (the "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the Fund dated January __, 1996 for Class A, B, C or Y shares (the "prospectus"). The Statement should be read together with the prospectus. Investors may obtain a free copy of the prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116.

     This Statement contains information about the Class A, B, C and Y shares of the Fund. The Fund is a series of New England Funds Trust II (the "Trust"), a registered investment company that offers a total of eight series.

                               Table of Contents
                                                                            Page
                               PART I
Investment Restrictions
Fund Charges and Expenses


                               PART II
Miscellaneous Investment Practices
Management of the Trusts
Portfolio Transactions and Brokerage
Description of the Trusts and Ownership of Shares
How to Buy Shares
Net Asset Value and Public Offering Price
Reduced Sales Charges
Shareholder Services
Redemptions
Standard Performance Measures
Income Dividends, Capital Gain Distributions and Tax Status

Appendix A - Description of Bond Ratings
Appendix B - Publications That May Contain Fund Information
Appendix C - Advertising and Promotional Literature

________________________________________________________________________________

                            INVESTMENT RESTRICTIONS
________________________________________________________________________________

     The following is a description of restrictions on the investments to be made by the Fund, some of which restrictions (those restrictions marked with an asterisk) may not be changed without the approval of a majority of the outstanding voting securities of the Fund. The percentages set forth below and the percentage limitations set forth in the prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund may not:

(1) Purchase any security (other than U.S. Government obligations) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(8) Purchase or retain securities of any issuer if officers and trustees of the Trust or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(9) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(10)Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(11)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(12) Make investments for the purpose of exercising control or management;

(13) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Harris Associates L.P. or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(14) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies,
     (b) write, purchase and sell put and call options on securities or securities indexes and (c) enter into currency forward contracts;

(15) Purchase any illiquid security if, as a result, more than 15% of its total assets (taken at current value) would be invested in such securities;

(16) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. Under the Investment Company Act of 1940 (the "1940 Act"), the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(17)Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

     The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (15) above.

________________________________________________________________________________

                           FUND CHARGES AND EXPENSES
________________________________________________________________________________

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEES

     Pursuant to an Advisory Agreement dated January __, 1996, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the board of trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the Advisory Agreement, the Fund pays NEFM a fee at the annual rate of 1.10% of the Fund's average daily net assets.

     The Advisory Agreement provides that NEFM may delegate its responsibilities thereunder to other parties. NEFM has delegated responsibility for the investment and reinvestment of the assets of the portfolio to Harris Associates L.P. ("Harris"). NEFM pays Harris a fee for managing the portfolio, at the annual rate of 0.70% of the average daily net assets of the Fund up to $50 million, and 0.60% of such assets in excess of $50 million.

     Batucha Securities & Investments Ltd. ("Batucha") provides information, advice to the Fund on various matters relating to or affecting Israel, and information on markets and industries in Israel, pursuant to an agreement between NEFM and Batucha. NEFM pays Batucha a fee for such services at the annual rate of 0.10% of the Fund's average daily net assets.

     For more information about the Fund's investment advisory and subadvisory agreements, see "Management of the Trust" in Part II of this Statement.

                                    PART II
________________________________________________________________________________

                      MISCELLANEOUS INVESTMENT PRACTICES
________________________________________________________________________________


     The following information relates to certain investment practices in which the Fund may engage.


Loans of Portfolio Securities.  The Fund may lend its portfolio securities to
-----------------------------
broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. (The Fund at the present time has no intention to engage in the lending of portfolio securities.) The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any one time would exceed 15% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the board of trustees of the Trust or persons acting pursuant to the direction of the board.

     These transactions must by fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities.  The Fund may invest in some or all of the following
--------------------------
U.S. Government Securities:

 .    U.S. Treasury Bills - Direct obligations of the United States Treasury
     -------------------
which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

 .    U.S. Treasury Notes and Bonds - Direct obligations of the United States
     -----------------------------
Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

 .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
     -------------
mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

 .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a
     -------------
government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers.
Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

 .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a
     --------------
corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

     As described in the prospectus, U.S. Government Securities do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

[When-Issued Securities.  The Fund may enter into agreements with banks or
 ----------------------
broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash or U.S. Government Securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).]

Repurchase Agreements.  The Fund may enter into repurchase agreements by which
---------------------
the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Zero Coupon Securities.  Zero coupon securities are debt obligations that do not
----------------------
entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Trust to sell such securities at such time.

Convertible Securities.  The Fund may invest in convertible securities including
----------------------
corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Options and Futures
-------------------

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, Standard & Poor's 500 Index futures trade in contracts equal to $500 multiplied by the Standard & Poor's 500 Index.

     When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or certain illiquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or high grade liquid debt assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date.
Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

OPTIONS. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission.

     An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

     A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade liquid obligations in a segregated account with its custodian.

     A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash, U.S. Treasury bills or other high-grade liquid debt obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated cash, U.S. Treasury bills or other high-grade liquid obligations used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e. a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

RISKS. The use of futures contracts and options involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

     The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. If the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

     The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

     Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the Fund purchases foreign stock index futures.

     The successful use of transactions in futures and options depends in part on the ability of Harris to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e. brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

OVER-THE-COUNTER OPTIONS. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

ECONOMIC EFFECTS AND LIMITATIONS. Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

     The Fund will not "over hedge," that is, maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical price volatility relationship between the portfolio and futures and options contracts. Also, subject to change without shareholder approval, the Fund will not sell futures contracts if, as a result, the sum of the amount of its initial margin deposits on its existing futures positions would exceed 5% of the Fund's total assets (taken at current value).

FUTURE DEVELOPMENTS. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

FOREIGN CURRENCY HEDGING TRANSACTIONS.  To protect against a change in the
-------------------------------------
foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or high-quality debt obligations in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Options and Futures" above.

________________________________________________________________________________

                            MANAGEMENT OF THE TRUST
________________________________________________________________________________

Trustees
--------

Trustees of the Trust and their principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR. -- Trustee (55); 79 John F. Kennedy Street, Cambridge, MA
                          -------
     02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly Dean, John F. Kennedy School of Government.

KENNETH J. COWAN -- Trustee (63); One Beach Drive, S.E. #2103, St. Petersburg,
                    -------
     Florida 33701; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly Director, Neworld Bank for Savings and Neworld Bancorp.

SANDRA O. MOOSE -- Trustee (53); 135 E. 57th Street New York, NY 10022; Senior
                   -------
     Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L.P. SCHMELZER/*/ -- Trustee and President (52); President, Chief
                           ---------------------
     Executive Officer and Director, NEF Corporation; President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, NEFM; Director, Back Bay Advisors, Inc.; formerly, Director, New England Securities Corporation ("New England Securities").

JOHN A. SHANE -- Trustee (62); 300 Unicorn Park Drive, Woburn, Massachusetts
                 -------
     01801; President, Palmer Service Corporation (venture capital organization); General Partner, The Palmer Organization and Palmer Partners L.P.; Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medical magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives);Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management); formerly, Director, Abt Associates, Inc. (consulting firm); formerly, Director, Aviv Corporation (manufacturer of

 __________________________

/*/ Trustee deemed an "interested person" of the Trusts, as defined in the Investment Company Act of 1940 (the "1940 Act").

     controllers); formerly, Director, Banyan Systems, Inc. (manufacturer of network software); formerly, Director, Cerjac Inc. (manufacturer of telephone testing equipment).

PETER S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee
                  ----------------------------------------------------------
     (49); President and Chief Executive Officer, New England Investment
         -
     Companies, L.P. ("NEIC"); Director, President and Chief Executive Officer, New England Investment Companies, Inc.; Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, Back Bay Advisors, Inc.; Director, New England Mutual Life Insurance Company ("The New England"); formerly, Executive Vice President, Bank of America; formerly, Group Head of International Banking, Trading and Securities, Security Pacific National Bank, and Chief Executive Officer of the Security Pacific Investment Group.

PENDLETON P. WHITE -- Trustee (64); 6 Breckenridge Lane, Savannah, Georgia
                      -------
     31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); Trustee, The Faulkner Corporation.

Officers
--------

     Officers of the Trust and their principal occupations during the past five years are as follows:

J. STEVEN NEAMTZ -- Vice President; Executive Vice President, NEF Corporation;
                    --------------
     Executive Vice President, New England Funds, L.P..

BRUCE R. SPECA -- Vice President; Executive Vice President, NEF Corporation;
                  --------------
     Executive Vice President, New England Funds, L.P.; Executive Vice President, NEFM.

FRANK NESVET -- Treasurer; Senior Vice President and Chief Financial Officer,
                ----------
     NEF Corporation; Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief Financial Officer, NEFM; formerly, Executive Vice President, SuperShare Services Corporation.

ROBERT P. CONNOLLY -- Secretary and Clerk; Senior Vice President and General
                      -------------------
     Counsel, NEF Corporation; Senior Vice President and General Counsel, New England Funds, L.P.; Senior Vice President and General Counsel, NEFM: formerly, Managing Director and General Counsel, Kroll Associates, Inc. (business consulting company); formerly, Managing Director and General Counsel, Equitable Capital Management Corporation (investment management company).

CHARLES T. WALLIS -- Senior Vice President; President, Chief Executive Officer
                     ---------------------
     and Director, Back Bay Advisors, L.P. ("Back Bay Advisors"); Director, New England Securities; formerly, Vice President, The New England.

GERALD H. SCRIVER -- Senior Vice President; President and Chief Executive
                     ---------------------
     Officer of Westpeak Investment Advisors, L.P. ("Westpeak"); formerly, Director of Quantitative Strategies of INVESCO.

HAROLD B. BJORNSON -- Vice President; Vice President, Back Bay Advisors;
                      --------------
     formerly Assistant Vice President, New England Securities.

PHILIP J. COOPER -- Vice President; Vice President, Westpeak; formerly,
                    --------------
     Portfolio Manager, United Asset Management Services.

CHRISTINE A. CREELMAN -- Vice President; Vice President, Back Bay Advisors.
                         --------------

KIMBERLY J. FORSYTH -- Vice President; Senior Vice President, Back Bay Advisors;
                       --------------
     formerly, Senior Vice President and Director of Tax-Exempt Credit Research Department, Legg Mason, Incorporated (investment advisory firm); formerly, Vice President and Senior Credit Analyst, Putnam Investment Management, Incorporated (investment management company); formerly, Director of Municipal Research, Alex. Brown & Sons Incorporated (brokerage/advisory firm).

CHARLES G. GLUECK -- Vice President; Senior Vice President, Back Bay Advisors;
                     --------------
     formerly, Senior Investment Officer, The New England.

ERIC N. GUTTERSON -- Vice President; Vice President, Back Bay Advisors.
                     --------------

SCOTT A. MILLIMET -- Vice President; Vice President, Back Bay Advisors;
                     --------------
     formerly, Senior Vice President and Manager of Carroll, McEntee & McGinley, Chicago Board of Trade.

J. SCOTT NICHOLSON -- Vice President; Senior Vice President, Back Bay Advisors.
                      --------------

EDGAR M. REED -- Vice President; Executive Vice President and Chief Investment
                 --------------
     Officer, Back Bay Advisors; formerly, Head of the Fixed Income Management Group, Aetna Capital Management.

JAMES S. WELCH -- Vice President; Vice President, Back Bay Advisors; formerly,
                  --------------
     Vice President, Putnam Management Company.

     Except as indicated above, the address of each officer affiliated with Back Bay Advisors or New England Funds, L.P. is 399 Boylston Street, Boston, Massachusetts 02116. The address of each officer associated with Westpeak is 1050 Walnut Street, Boulder, Colorado 80302. The address of each officer associated with Harris is Two North LaSalle Street, Chicago, Illinois 60602.

Trustees Fees
-------------

     The Trust pays no compensation to its officers or to its trustees who are interested persons thereof.

     Each trustee who is not an interested person of the Trust receives, in the aggregate for serving on the boards of the Trust and [12] other mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $2,500 for each meeting of the boards he or she attends and $1,500 for each meeting he or she attends of a committee of the board of which he or she was a member. Each committee chairman receives an additional retainer fee at the annual rate of $2,500. These fees are allocated among the Fund and the [12] other mutual fund portfolios based on a formula that takes into account, among other factors, the net assets of each fund.

     During the fiscal year ended December 31, 1995 the persons who were then trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving on the governing boards of [28] other mutual fund portfolios (the "Other Funds").

                                Aggregate           Total Compensation
                               Compensation       from the Trust and the
                             from the Trust in       Other Funds in
     Name of Trustee              1995                     1995
     ---------------              ----                     ----
Kenneth J. Cowan                   $                        $
Joseph M. Hinchey
Richard S. Humphrey, Jr.
Robert B. Kittredge                                        (a)
Laurens MacLure                                            (a)
Sandra O. Moose
James H. Scott
John A. Shane
Joseph F. Turley
Pendleton P. White

(a) Also includes compensation paid by the 5 CGM Funds, a group of mutual funds for which Capital Growth Management Limited Partnership, the investment adviser of New England Funds Trust I's New England Growth Fund, serves as investment adviser.

     The Trust provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each of the funds in the Trust on the normal payment date for such fees. As a result of this method of calculating the deferred payments, the Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

    As of January __, 1996, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

Advisory and Subadvisory Agreements
-----------------------------------

    The Fund's advisory agreement provides that NEFM will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

    The Fund pays all expenses not borne by its adviser or subadviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser or their affiliates, other than affiliated registered investment companies. The Fund also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

    Under the Fund's advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or Trust are qualified for sale, NEFM shall pay such excess. At present, the most restrictive state annual expense limitation is 2 1/2% of the average annual net assets up to $30,000,000, 2% of the next $70,000,000 and 1 1/2% of such assets in excess of $100,000,000. NEFM will not be required to reduce its fee or pay such expenses to an extent or under circumstances which might result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreement and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. This means that the distribution fees payable to New England Funds, L.P. under the Fund's Distribution Agreement and the Distribution Plan would be excluded from "expenses."

    The advisory agreement and the subadvisory agreement between NEFM and Harris provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement or the subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the trustees of the Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Trust's board of trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by NEFM upon 90 days' written notice, and each terminates automatically in the event of its assignment. The subadvisory agreement also may be terminated by Harris upon 90 days' notice and is automatically terminated upon termination of the related advisory agreement. In addition, the advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the Trust, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or NEFM.

    The advisory agreement and sub-advisory agreement each provide that the adviser and subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    NEFM, organized in 1995, is an independently operated subsidiary of NEIC, and serves as the investment adviser to New England Growth Opportunities Fund, New England Strategic Income Fund and New England Equity Income Fund, as well as the Fund [UPDATE IF RESTRUCTURING BEFORE 1/1/96].

    Harris was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of NEIC, having been acquired by NEIC in 1995. Harris also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

    Certain officers and employees of Harris who are also officers of the Trust have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris) that may invest in securities in which the Fund may invest. Where Harris determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Harris will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Harris's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

    It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Harris as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

    Distribution Agreement and Rule 12b-1 Plans.  Under an agreement with the
    -------------------------------------------
Fund (the "Distribution Agreement"), New England Funds, L.P. serves as the general distributor of each class of shares of the Fund. Under this agreement, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

    New England Funds, L.P. is compensated under the Distribution Agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the prospectus.

    As described in the prospectuses, the Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the Distribution Agreement) by the board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

    Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval of the holders of such shares. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

    The Distributor has entered into selling agreements with investment dealers, including New England Securities, an affiliate of the Distributor, for the sale of the Fund's shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. [Class Y shares of the Fund may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEIC. NEIA may receive compensation from NEFM with respect to sales of Class Y shares.]

    The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

    The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of Fund (or the relevant class, in the case of the Plans).

    With the exception of New England Funds, L.P., New England Securities and their direct and indirect corporate parents (NEIC and The New England), no interested person of the Trust nor any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

    Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

    New England Funds, L.P. controls the words "New England" in the name of New England Funds Trust II [and the Fund] and if it should cease to be the distributor, New England Funds Trust II [or the Fund] may be required to change their names and delete these words or letters. New England Funds, L.P. also acts as general distributor for New England Cash Management Trust, New England Tax Exempt Money Market Trust, New England Funds Trust I, New England Funds Trust III and the other series of the Trust besides the Fund.

    During the years ended December 31, 1992, 1993 and 1994 (the last year for which information is available), New England Funds, L.P. received commissions on the sale of the Class A shares of New England Funds Trust II aggregating $7,195,240, $5,970,295, and $2,071,744, respectively, of which $6,475,716,
$573,825 and $1,780,651, respectively, were reallowed to other securities dealers and the balance retained by New England Funds, L.P.

    Custodial Arrangements.  State Street Bank and Trust Company ("State Street
    ----------------------
Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

    Independent Accountants.  The Fund's independent accountants are Price
    -----------------------
Waterhouse L.L.P., 160 Federal Street, Boston, MA 02109. The independent accountants of the Trust conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

Other Arrangements
------------------

    Pursuant to a contract between the Fund and New England Funds, L.P., New England Funds, L.P. acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. The Fund pays per account fees to New England Funds, L.P. for these services in the amount of $17.25. New England Funds, L.P. has subcontracted with State Street Bank for it to provide, through its subsidiary Boston Financial Data Services, Inc. ("BFDS") transaction processing, mail and other services. For these services, New England Funds, L.P. pays BFDS a per account fee of [$8.40] [$7.40] [$6.40] [$5.40] [?].

________________________________________________________________________________

                     PORTFOLIO TRANSACTIONS AND BROKERAGE
________________________________________________________________________________

    In placing orders for the purchase and sale of portfolio securities for the Fund, Harris always seeks the best price and execution. Some of the Fund's portfolio transactions are placed with brokers and dealers who provide Harris with supplementary investment and statistical information or furnish market quotations to the Fund or other investment companies advised by Harris. The business would not be so placed if the Fund would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Harris. The services may also be used by Harris in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

    In placing orders for the purchase and sale of equity securities, Harris selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Harris is the principal source of information and advice to the Fund, and is responsible for making and initiating the execution of the investment decisions by the Fund. However, the Board of Trustees of the Trust recognizes that it is important for Harris, in performing its responsibilities to the Fund, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Fund to take into account the value of the information received for use in advising the Fund. Consequently, the commission paid to brokers providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which the obtaining of such information may reduce the expenses of Harris in providing management services to the Fund is not determinable. In addition, it is understood by the Board of Trustees of the Trust that other clients of Harris might also benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from information obtained by the Harris in performing services to others.

    Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with the Distributor, NEFM or Harris. Any such transactions will comply with Rule 17e-1 under the Investment Company Act of 1940.

    Portfolio turnover is not a limiting factor with respect to investment decisions. The Fund anticipates that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

    Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as New England Securities, may not serve as the Fund's dealer in connection with such transactions.

    It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

________________________________________________________________________________

               DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
________________________________________________________________________________

    New England Funds Trust II was organized in 1931 as a Massachusetts business trust and consisted of a single investment portfolio (now New England Growth Opportunities Fund) until January 1989. The Fund is a newly organized series of the Trust. The other series of the Trust are New England High Income Fund, New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York, each of which has two classes of shares; New England Adjustable Rate U.S. Government Fund, which has three classes of shares; and New England Growth Opportunities Fund and New England Limited Term U.S. Government Fund, each of which has four classes of shares. Until December 1988, the name of the Trust was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds." New England High Income Fund and New England Massachusetts Tax Free Income Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of the Trust in January 1989. New England Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January 1989. New England Adjustable Rate U.S. Government Fund was organized in 1991 and commenced operations on October 18 of that year. New England Intermediate Term Tax Free Fund of New York and New England Intermediate Term Tax Free Fund of California were organized in 1993 and commenced operations on April 23 of that year.

    The Declaration of Trust of the Trust currently permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series. The Fund is represented by a series of shares of the Trust. The Declaration of Trust further permits the Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

    The shares of the Fund are divided into four classes, Class A, Class B, Class C and Class Y. The Fund offers Class A, Class B, Class C and Class Y shares. The Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of the Fund are borne by its Class A, Class B, Class C and Class Y shares on a pro rata basis, except for the administrative services fee (which may be charged at a separate rate to each class), 12b-1 fees (which are borne only by Classes A, B and C) and the following expenses that are separately allocated to each class: transfer agency fees and expenses of printing and mailing prospectuses to shareholders.

    The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a fund in the Trust are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each fund in the Trust, certain expenses may be legally chargeable against the assets of all classes of the funds in the Trust.

    The Declaration of Trust also permits Trust's trustees, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

    The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any fund of the Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each fund affected. Similarly, any class within a fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While the Declaration of Trust further provides that the board of trustees may also terminate the Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights
-------------

    As summarized in the prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

    The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreements relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

    There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

    Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

    Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

    No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or a fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and
(iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability
---------------------------------

    Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

    The Declaration of Trust further provides that the board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

________________________________________________________________________________

                               HOW TO BUY SHARES
________________________________________________________________________________

    The procedures for purchasing shares of the Fund are summarized in the prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

    For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the fifth business day after the order is made.

    Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the prospectus through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor.

    The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of the Fund's Class A, B or C shares. Payment must be received by the Distributor within five business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

________________________________________________________________________________

                   NET ASSET VALUE AND PUBLIC OFFERING PRICE
________________________________________________________________________________

    The method for determining the public offering price and net asset value per share is summarized in the prospectus.

    The total net asset value of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for trading, except for Fridays and certain Israeli holidays on which there is no trading on the Tel Aviv Stock Exchange (the "TASE"). The weekdays that the New York Stock Exchange is expected to be closed are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The non-Friday weekdays that the TASE is expected to be closed in 1996 are April 3-4, April 9-10, April 23-24, May 23, September 15 and September 22-23. Securities listed on a national securities exchange or on the NASDAQ national market system are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government Securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

    Generally, trading in Israeli and other foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the New York Stock

Exchange. The values of such securities used in determining the net asset value of the Fund's shares are computed as of 3:00 p.m. Eastern time, in the case of U.S. and Canadian Government Securities, and 5:00 p.m. London time, in the case of foreign government securities and equity securities of non-U.S. issuers which are not traded on a U.S. national exchange, except that, in unusual instances in which London trading in certain foreign government securities continues past 5:00 p.m. London time, the values of such securities will be computed as of the close of the New York Stock Exchange that day (or such earlier time as significant trading activity in such foreign government securities ceases for the day). The value of equity securities of non-U.S. issuers not traded on a U.S. exchange will be valued at their last sale price, if any, on the exchange on which they principally trade. Occasionally, events affecting the value of fixed-income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

    The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of the Fund is the net asset value per share next determined after a properly completed purchase order is accepted by New England Funds, L.P. or State Street Bank, plus a sales charge as set forth in the Fund's prospectus. The public offering price of a Class B, C or Y share of a Fund is the next determined net asset value.



________________________________________________________________________________

                             REDUCED SALES CHARGES

                              Class A Shares Only
________________________________________________________________________________

    Special purchase plans are enumerated in the text of the prospectus.

    Cumulative Purchase Discount.  A Fund shareholder making an additional
    ----------------------------
purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Buying Fund Shares - Sales Charges" in the prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of New England Funds Trust I and the Trust (the "Trusts") held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more funds in the Trusts with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of the Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment. [This discount will not be available to purchases of Fund shares during the Fund's Initial Subscription Period described in the prospectus.]

    Letter of Intent.  A Letter of Intent (a "Letter"), which can be effected at
    ----------------
any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

    A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order at New England Funds, L.P., or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches New England Funds, L.P. within five business days.

    A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

    The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

    State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

    Combining Purchases.  Purchases of all series and classes of the Trusts by
    -------------------
or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in either Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

    Combining with Other Series and Classes of the Trusts.  A shareholder's
    -----------------------------------------------------
total investment for purposes of the cumulative purchase discount and purchases under a Letter of Intent includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which includes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust [the "Money Market Funds"] if such shares were purchased by exchanging shares of either of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.

    Unit Holders of Unit Investment Trusts.  Unit investment trust distributions
    --------------------------------------
may be invested in Class A shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

    Clients of Advisers or Subadvisers (Affiliated with NEIC).  No sales charge
    ---------------------------------------------------------
or contingent deferred sales charge applies to investments of $100,000 or more in Class A shares of the Fund by (1) clients of an adviser or subadviser (affiliated with NEIC) to the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to the Trusts; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser (affiliated with NEIC) to the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

    Offering to Employees of The New England and Associated Entities.  There is
    ----------------------------------------------------------------
no sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Fund by any of the Trusts' investment advisers or subadvisers (affiliated with NEIC), New England Funds, L.P. or any other company affiliated with The New England; current and former directors and trustees of the Trusts; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of The New England or any other company affiliated with The New England.

    Eligible Governmental Authorities.  There is no sales charge or contingent
    ---------------------------------
deferred sales charge related to investments in Class A shares of the Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

    Investment Advisory Accounts.  There is no sales charge or contingent
    ----------------------------
deferred sales charge related to investments in Class A shares of the Fund by any advisory accounts through investment advisers registered under the Investment Advisers Act of 1940 and affiliated with broker-dealers.

     Shareholders of Reich and Tang Government Securities Trust. Shareholders of
     -----------------------------------------------------------
Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Fund at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.
________________________________________________________________________________

                             SHAREHOLDER SERVICES
________________________________________________________________________________

Open Accounts
-------------

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P. may charge a fee for providing duplicate information.

    The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

    The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)
----------------------------------------------------

    Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $50 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the prospectus or may be obtained by calling New England Funds, L.P. at (800) 225-5478 or your investment dealer.

    This program is voluntary and may be terminated by New England Funds, L.P. upon notice to existing plan participants.

    The Investment Builder Program plan may be discontinued at any time by the investor by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)
----------------------------------------------------------------

    The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

    The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the prospectus. For these plans, initial and subsequent investments in the Fund must be at least $25 for each participant in a plan, and income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.

    An investor should consult a competent tax or other adviser as to the suitability of the Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

     Certain retirement plans may also be eligible to purchase Class Y shares. See the prospectus.

Systematic Withdrawal Plans (Class A, B and C Shares)
-----------------------------------------------------

     An investor owning Fund shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. No CDSC applies to a redemption pursuant to the Plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

     It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Fund and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege
------------------

     A shareholder may exchange the shares of any fund in the Trusts (in the case of Class A shares of New England Adjustable Rate U.S. Government Fund, New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York, only if such shares have been held for at least six months) for shares of the same class of any other fund of the Trusts (subject to the investor eligibility requirements of the fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. If you own Class A or Class C shares, you may also elect to exchange your shares of the Fund for Class A shares of the Money Market Funds. On all exchanges of Class A shares subject to a CDSC, the exchange stops the aging period relating to the CDSC. The aging resumes only when an exchange is made back into shares of one of the Trusts. If you own Class Y shares of the Fund, you may exchange those shares for Class Y shares of other funds in the Trusts or for the Class A shares of the Money Market Funds. These options are summarized in the prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds, L.P. at (800) 223-7124 or (2) a written exchange request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current prospectus for a Fund before an exchange for that Fund can be effected.

The investment objectives of the other funds (besides the Fund) in the Trusts and the Money Market Funds are as follows:

STOCK FUNDS:

     NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

     NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

     NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

     NEW ENGLAND GROWTH OPPORTUNITIES FUND seeks opportunities for long-term growth of capital and income.

     NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

     NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

     NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

BOND FUNDS:

     NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

     NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

     NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND seeks a high level of current income consistent with low volatility of principal.

     NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

     NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

     NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     NEW ENGLAND TAX EXEMPT INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholder's' capital. The Tax Exempt Income Fund invests primarily in debt securities, the interest of which is, in the opinion of the debt issuer's counsel, exempt from federal income tax ("tax exempt bonds"), and may engage in transactions in financial futures contracts and options on futures.

     NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back

Bay Advisors, the Fund's investment adviser, believes is consistent with preservation of capital.

     NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

     NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

MONEY MARKET FUNDS:

NEW ENGLAND CASH MANAGEMENT TRUST -

     Money Market Series --  maximum current income consistent with
     -------------------
     preservation of capital and liquidity.

     U.S. Government Series -- highest current income consistent with
     ----------------------
     preservation of capital and liquidity.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.

     As of January __, 1996, the net assets of the funds in the Trusts and the Money Market Funds totaled over [$____] billion.

    An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss .

Automatic Exchange Plan (Class A, B and C Shares)
-------------------------------------------------

     As described in the prospectus following the caption "Owning Fund Shares", a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other funds in the Trusts. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan. Exchanges may be made in amounts of $500 or over ($1000 for spousal
IRAs). The Service Options Form is available from New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.

________________________________________________________________________________

                                  REDEMPTIONS
________________________________________________________________________________

     The procedures for redemption of shares of a Fund are summarized in the prospectus. As described in the prospectus, a contingent deferred sales charge ("CDSC") may be imposed on certain purchases of Class A shares. For purposes of the CDSC, an exchange of shares from the Fund to another series of the Trusts is not considered a redemption or a purchase.

For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a contingent deferred sales charge is applicable to a redemption of Class A shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption is first of any Class C shares in the shareholder's Fund account, second of shares held for over one year and third of shares issued in connection with dividend reinvestment. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution", as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free
(800) 225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trust's board of trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege (Class A shares only)
---------------------------------------------

    The prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

    Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

________________________________________________________________________________

                         STANDARD PERFORMANCE MEASURES
________________________________________________________________________________

     Calculation of Total Return.  Total return is a measure of the change in
     ---------------------------
value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of the Fund rather than paid to the investor in cash. The formula for total return used by the Fund is prescribed by the Securities and Exchange Commission and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund.


Performance Comparisons
-----------------------

     Total Return.    Total returns will generally be higher for Class A shares
     ------------
than for Class B and C shares of the Fund, because of the higher levels of expenses borne by the Class B and C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher total return than the Fund's Class A, B and C shares. The Fund may from time to time include total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

     The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

     The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

     The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

     The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

     The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

     The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S. Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective.

     The Morgan Stanley Capital International Europe, Australia and Far East (Gross Domestic Product) Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

     The Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE [GDP] Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

     The Fund may compare its performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

     Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses of the Fund's and the fund group's asset levels and sales volumes, numbers of shareholders by fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications and on various computer networks, including, but not limited to, those publications and computer networks listed in Appendix B to this Statement. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel. For additional information about the Fund's advertising and promotional literature, see Appendix C.

     The Fund may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Fund. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     The Fund may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                       INVESTMENTS AT 8% RATE OF RETURN

              5 YRS.           10            15            20            25            30
$   50         3,698        9,208        17,417        29,647        47,868        75,015
    75         5,548       13,812        26,126        44,471        71,802       112,522
   100         7,396       18,417        34,835        59,295        95,737       150,029
   150        11,095       27,625        52,252        88,942       143,605       225,044
   200        14,793       36,833        69,669       118,589       191,473       300,059
   500        36,983       92,083       174,173       296,474       478,683       750,148

                       INVESTMENTS AT 10% RATE OF RETURN

              5 YRS.           10            15            20            25            30
$  50          3,904       10,328        20,896        38,285        66,895       113,966
   75          5,856       15,491        31,344        57,427       100,342       170,949
  100          7,808       20,655        41,792        76,570       133,789       227,933
  150         11,712       30,983        62,689       114,855       200,684       341,899
  200         15,616       41,310        83,585       153,139       267,578       455,865
  500         39,041      103,276       208,962       382,848       668,945     1,139,663

     The Fund's advertising and sales literature may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives to the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts and New England Funds, L.P., as distributor and transfer agent of the Trusts, with respect to investing in shares of the Trusts and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

     Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g. the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

________________________________________________________________________________

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
________________________________________________________________________________

     As described in the Fund's prospectus, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

     Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

     The Fund may be eligible to make and, if eligible, may make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to Israel and other foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction in respect of income taxes paid by the Fund to foreign countries may be claimed by shareholders who do not itemize deductions on their federal income tax returns. The Fund will notify shareholders each year of the amount for dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries.

     The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     The Fund may limit its investments in certain "passive foreign investment companies" in order to avoid certain taxes that arise as a result of such investments.

     Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

ISRAELI TAXES

     The following is a short summary of the tax structure applicable to corporations in Israel with reference to its effect on the Fund. The following discussion is partially based on enacted Israeli legislation that has not been subjected to judicial or administrative interpretation. There can be no assurance that views expressed herein will be accepted by the courts or by the Israeli Tax Commission.

     Capital Gains Tax. The Israeli Income Tax Ordinance [New Version] (the "Ordinance") imposes a tax on capital gains derived by residents of Israel, or by non-residents of Israel who sell assets which represent a direct or an indirect interest in Israeli assets. The Fund, however, will be exempt from such capital gains tax, as discussed below.

     The Ordinance distinguishes between the "Real Gain" and the "Inflationary Surplus." The Real Gain is the excess of the total capital gain over the Inflationary Surplus, computed on the basis of the increase in the Consumer Price Index ("CPI"), or in the case of foreign residents, on the basis of the devaluation of the New Israel Shekel against the currency of the purchase, between the date of purchase and the date of sale. The Inflationary Surplus accumulated until December 31, 1993 is taxed at a rate of 10% for residents of Israel, and is reduced to no tax for non-residents if calculated according to the exchange rate of the foreign currency lawfully invested in shares of an Israeli resident company. The Real Gain is added to ordinary income which is taxed at ordinary rates of 30% to 50% for individuals and 37% for corporations (declining to 36% in 1996 and thereafter). Inflationary Surplus accumulated from and after December 31,1993 is exempt from any capital gains tax.

     Pursuant to the Convention between the Government of the United States of America and the Government of Israel with Respect to Taxes on Income (the "Treaty"), the sale, exchange or disposition of securities by a person, such as the Fund, qualifying as a resident of the United States within the meaning of the U.S.-Israel Tax Treaty and entitled to claim the benefits afforded to such resident by the Treaty ("Treaty U.S. Resident") will not be subject to the Israeli capital gains tax unless such Treaty U.S. Resident holds, directly or indirectly, shares representing 10% or more of the voting power of the corporation whose securities the Treaty U.S. Resident sells, exchanges or disposes of, during any part of the 12-month period preceding such sale, exchange or dispositon. A Treaty U.S. Resident who is not exempt from Israeli capital gains tax would be permitted to claim a credit for such taxes against the U.S. income tax imposed with respect to such sale, exchange or disposition, subject to the limitation in U.S. laws applicable to foreign tax credits.

     Israeli law currently provides for an exemption from capital gains tax on gains from the sale of securities (including shares, debt securities and warrants) that are traded on the TASE, provided that the seller did not hold the securities prior to their listing on the TASE. In addition, gains from the sale of shares of Israeli corporations defined as "Industrial Companies" or "Industrial Holding Companies" that are traded on certain non-Israeli (including U.S.) exchanges or through NASDAQ are exempted from capital gains tax, provided that the shares were not acquired by the seller prior to their listing. The securities to which the exemption currently applies are referred to in this section as "Exchange-Listed Securities"

     The current exemptions apply only where the gains from the sale of securities are deemed "capital gains." Persons who are engaged in the business of buying and selling securities in Israel are subject to ordinary income tax, and therefore the exemptions from capital gains tax are inapplicable to such investors. Pursuant to the Treaty, business profits of U.S. Treaty Residents, including those of Treaty U.S. Residents engaged in the business of buying and selling securities in Israel, are exempt from Israeli income tax, unless such U.S. Treaty Resident has a permanent establishment in Israel within the meaning of the Treaty. The Fund has been advised it will qualify as a resident of the U.S. within the meaning of the Treaty, and that its activities will not cause the Fund to be deemed to have a permanent establishment in Israel pursuant to the Treaty, and thus the Fund anticipates that it will not be subject to Israeli income tax on the purchase and sale of securities.

     Corporate Taxes. In general, Israeli companies are currently subject to "Company Tax" at a rate of 36% of taxable income. Reduced tax rates apply to taxable income attributable to those portions of the company's operations which have been granted "Approved Enterprise" status under the Law for the Encouragement of Capital Investments. A company which also qualifies as a Foreign Investors' Company is entitled to further reductions in the Company Tax generally applicable to Approved Enterprises.

     Withholding Tax on Payments of Dividends and Interest. Non-residents of Israel, including the Fund, are subject to income tax on income accrued or derived from sources in Israel or received in Israel. Generally, on distributions of dividends other than bonus shares (stock dividends), income tax at a rate of 25% is withheld at the source. This tax is reduced to 15% with respect to dividends distributed from income generated by an "Approved Enterprise." Interest paid on debt securities is generally subject to income tax a rate of 25%. However, pursuant to the Treaty, such rate is reduced to 17.5% for Treaty U.S. Residents.

                                   APPENDIX A
                          DESCRIPTION OF BOND RATINGS


STANDARD & POOR'S CORPORATION
-----------------------------

                                      AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                      BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                               BB, B, CCC, CC, C

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       CI

The rating CI is reserved for income bonds on which no interest is being paid.


                                       D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA' to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

                                      Aaa
Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa
Bonds that are rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


                                      Baa
Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

                                       Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      Caa
Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

                                       Ca
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                 C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.  An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.  There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

                                   APPENDIX B
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World

Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek

Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV

WEEI
WHDH
Worcester Telegram
Worth Magazine
WRKO

                                  APPENDIX C
                    ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in New England Funds' advertising and promotional literature to New England Investment Companies ("NEIC") and its affiliates that perform advisory functions for New England Funds including, but not limited to: Back Bay Advisors, L.P., Harris Associates L.P., Loomis, Sayles and Company, L.P., Westpeak Investment Advisors, L.P., Capital Growth Management Limited Partnership and Draycott Partners, Ltd.

     References may be included in New England Funds' advertising and promotional literature to NEIC affiliates that do not perform advisory or subadvisory functions for the Funds including, but not limited to, New England Investment Associates, L.P., Copley Real Estate Advisors, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management and Reich and Tang Mutual Funds Group.

     References to subadvisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds may be contained in New England Funds' advertising and promotional literature including, but not limited to, Berger Associates, Inc., Janus Capital Corporation and Founders Asset Management, Inc.

     New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about the above entities:

     Specific and general investment emphasis, specialties, competencies, operations and functions

     Specific and general investment philosophies, strategies, processes and techniques

     Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

     The corporate histories, founding dates and names of founders of the entities

     Awards, honors and recognition given to the firms

     The names of those with ownership interest and the percentage of ownership

     Current capitalization, levels of profitability and other financial information

     Identification of portfolio managers, researchers, economists, principals and other staff members and employees

     The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

     Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

     Current and historical statistics about:

     - total dollar amount of assets managed

     - New England Funds' assets managed in total and by Fund

     - the growth of assets

     - asset types managed

     - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

     - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

  Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds, including but not limited to, New England Star Advisers Fund Managers Rodney L. Linafelter of Berger Associates, Inc., and Berger Funds, who also serves as portfolio manager of the Berger 100 Fund; Warren B. Lammert of Janus Capital Corporation and Janus Funds, who also serves as portfolio manager of the Janus Mercury Fund; Edward
  F. Keely of Founders Asset Management, Inc., and Founders Funds who also serves as portfolio manager of Founders Growth Fund, and Barbara C. Friedman and Jeffrey C. Petherick of Loomis, Sayles & Company, L.P. and Loomis Sayles Funds, who also serve as portfolio managers of the Loomis Sayles Small Cap Fund. Specific and general references may be made to the Loomis Sayles Funds, the Loomis Sayles Bond Fund and Daniel Fuss, who serves as portfolio manager of New England Strategic Income Fund and the Loomis Sayles Bond Fund. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses.

     In addition, communications and materials developed by New England Funds will make reference to the following information about NEIC and its affiliates:

     NEIC is the [seventh] largest publicly traded manager in the U.S. listed on the New York Stock Exchange. NEIC maintains over [$60] billion in assets under management. Clients serviced by NEIC and its affiliates, besides New England Funds, are wealthy individuals, major corporations and large institutions.

     Back Bay Advisors, L.P. employs a conservative style of management emphasizing short and intermediate term securities to reduce volatility, adds value through careful continuous credit analysis and has expertise in government, corporate and tax-free municipal bonds and equity securities. Among its clients are Boston City Retirement System, Public Service Electric and Gas of New Jersey, Petrolite Corp. and General Mills.

     Draycott Partners, Ltd. specializes in international stocks and tracks key world markets and economic trends from offices in London and Boston. Its investment approach is based on concentration on "blue chip" companies in stable, growing economies and is guided by independent, non-consensus thinking. It monitors country weightings with strict attention to risk control to promote long-term returns.

     Capital Growth Management, L.P. seeks to deliver exceptional growth for its clients through the selection of stocks with the potential to outperform the market and grow at a faster rate than the U.S. economy. Among its approaches are pursuit of growth 50% above the Standard & Poor's Index of 500 Common Stocks, prompt responses to changes in the market or economy and aggressive, highly concentrated portfolios.

     Loomis, Sayles & Company, L.P. is one of the oldest and largest investment firms in the U.S. and has provided investment counseling to individuals and institutions since 1926. Characteristic of Loomis Sayles is that it has one of the largest staffs of research analysts in the industry, practices strict buy and sell disciplines and focuses on sound value in stock and bond selection. Among its clients are large corporations such as Chrysler, Mobil Oil and Revlon.

     Westpeak Investment Advisors, L.P. ("Westpeak") employs proprietary research and a disciplined stock selection process that seeks rigorously to control unnecessary risk. Its investment process is designed to evaluate when value and growth styles - two primary approaches to stock investing - hold potential for reward. Over seventy fundamental attributes are continuously analyzed by Westpeak's experienced analysts and sophisticated computer systems. The results are assessed against Wall Street's consensus thinking, in pursuit of returns in excess of appropriate benchmarks. The value/growth strategy is a unique blend of investment styles, seeking opportunities for increased return with reduced risk. Among the keys to Westpeak's investment process are continuous review of timely, accurate data on over 3600 companies, analysis of dozens of factors for excess return potential and identification of overvalued and undervalued stocks.

     Harris Associates L.P. [TO BE COMPLETED]

     References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

    Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

    Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

    Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including but not limited to, statistics, detailed explanations or broad summaries of:

    -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to reporting standards, minimum distribution notices, Form 5500, Form

    1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans

    -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs

    -current and prospective ERISA regulation and requirements.

    Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

    -increased employee retention

    -reinforcement or creation of morale

    -deductibility of contributions for participants

    -deductibility of expenses for employers

    -tax deferred growth, including illustrations and charts

    -loan features and exchanges among accounts

    -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including but not limited to:

    -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

    -broad choice of investment options and competitive fees

    -plan sponsor and participant statements and notices

    -the plan prototype, summary descriptions and board resolutions

    -plan design and customized proposals

    -trusteeship, record keeping and administration

    -the services of State Street Bank, including but not limited to, trustee services and tax reporting

    -the services of DST and BFDS, including but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

    -the services of Trust Consultants Inc. (TCI), including but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

    -access to expertise on investments

    -assistance in interpreting past, present and future market trends and economic events

    -providing information to clients including participants during enrollment and on an ongoing basis after participation

    -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-11101
                                                                         811-242

                          NEW ENGLAND FUNDS TRUST II
                                    PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------


     (b)  Exhibits:

          1. (A) Form of Second Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to
                    Exhibit 1.(B) to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

               (B) Amendment No. 1 to Second Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 87 to this Registration Statement, filed on May 1, 1991.

               (C) Amendment No. 2 to Second Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 90 to this Registration Statement, filed on April 1, 1992.

               (D) Form of Amended and Restated Declaration of Trust is incorporated herein by reference to Exhibit 1.(D) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

               (E) Amendments No. 2, 3 and 4 to Amended and Restated Declaration of Trust are incorporated herein by reference to Post-Effective Amendment No. 95 to this Registration Statement, filed on December 2, 1993.

               (F) Amendment No. 5 to Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 97 to this Registration Statement, filed April 18, 1994.

          2. (A) Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit 2.(B) to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

               (B) Amendment to the By-Laws of the Registrant is incorporated herein by reference to Exhibit 2.(B) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

          3.   Not applicable.

          4. Form of share certificate for series of New England Funds Trust II is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 98 to this Registration Statement, filed in March 2, 1995.

          5. (A) Form of Advisory Agreement between the Registrant, on behalf of New England Intermediate Term Tax Free Fund of California, and Back Bay Advisors, L.P. ("Back Bay Advisors") is incorporated herein by reference to Exhibit 5.(A) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

               (B) Form of Advisory Agreement between the Registrant, on behalf of New England Intermediate Term Tax Free Fund of New York, and Back Bay Advisors is incorporated herein by reference to
                    Exhibit 5.(B) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

               (C) Form of Advisory Agreement between the Registrant, on behalf of New England Adjustable Rate U.S. Government Fund, and Back Bay Advisors is incorporated herein by reference to Post-Effective Amendment No. 88 to this Registration Statement, filed on August 2, 1991.

               (D) (i) Form of Management Agreement between the Registrant, on behalf of New England High Income Fund, and Back Bay Advisors is incorporated herein by reference to Exhibit 5.(B)(i) to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988; (ii) Form of Management Agreement between the Registrant, on behalf of New England Massachusetts Tax Free Income Fund, and Back Bay Advisors is incorporated herein by reference to Exhibit 5.(B)(ii) to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988; and (iii) Form of Management Agreement between the Registrant, on behalf of New England Limited Term U.S. Government Fund, and Back Bay Advisors is incorporated herein by reference to
                    Exhibit 5.(B)(iii) to Post-Effective Amendment No. 84 to this Registration Statement, filed on January 3, 1989.

               (E) Form of Advisory Agreement between the Registrant, on behalf of New England Growth Opportunities Fund, and New England Funds Management, L.P. is incorporated herein by reference to Exhibit 5(E) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

               (F) Form of Subadvisory Agreement for New England Growth Opportunities Fund between New England Funds Management, L.P. and Westpeak

                    Investment Advisors, L.P. is incorporated herein by reference to Exhibit 5(F) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

               (G) Form of Advisory Agreement between the Registrant, on behalf of Growth Fund of Israel, and New England Funds Management, L.P. is filed herewith.

               (H) Form of Subadvisory Agreement for Growth Fund of Israel between New England Funds Management, L.P. and Harris Associates L.P. is filed herewith.

          6. (A) Form of Distribution Agreement between the Registrant, on behalf of New England Intermediate Term Tax Free Fund of California, and New England Funds, L.P. (the "Distributor") is incorporated herein by reference to Exhibit 6.(A) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

               (B) Form of Distribution Agreement between the Registrant, on behalf of New England Intermediate Term Tax Free Fund of New York, and the Distributor is incorporated herein by reference to Exhibit 6.(B) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

               (C) Form of Distribution Agreement between the Registrant, on behalf of New England Adjustable Rate U.S. Government Fund, and the Distributor is incorporated herein by reference to Post-Effective Amendment No. 88 to this Registration Statement, filed on August 2, 1991.

               (D) (i) Form of Distribution Agreement between the Registrant, on behalf of New England Growth Opportunities Fund, and the Distributor is incorporated herein by reference to Post-Effective Amendment No. 81 to this Registration Statement, filed on August 4, 1988; (ii) Form of Distribution Agreement between the Registrant, on behalf of New England High Income Fund, and the Distributor is incorporated herein by reference to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988; (iii) Form of Distribution Agreement between the Registrant, on behalf of New England Massachusetts Tax Free Income Fund, and the Distributor is incorporated herein by reference to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988 and (iv) Form of Distribution Agreement between the Registrant, on behalf of New

                                                       Registration Nos. 2-11101
                                                                         811-242

                    England Limited Term U.S. Government Fund, and the Distributor is incorporated herein by reference to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

               (E) Form of Distribution Agreement between the Registrant, on behalf of Growth Fund of Israel, and the Distributor is filed herewith.

          7.   Not applicable.

          8. (A) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Contract and the Transfer and Service Agency Agreement to New England Adjustable Rate U.S. Government Fund is incorporated herein by reference to Exhibit 8.(A) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

               (B) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Contract and the Transfer Agency and Service Agreement to New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York is incorporated herein by reference to
                    Exhibit 8.(B) to Post-Effective Amendment No. 91 to this Registration Statement, filed on December 14, 1992.

               (C) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Contract and the Transfer Agency and Service Agreement to Growth Fund of Israel is filed herewith.

               (D) Form of new Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

          9. (A) Form of Administrative Services Agreement between the Registrant, on behalf of New England Intermediate Term Tax Free Fund of California, and the Distributor is incorporated herein by reference to Exhibit 9.(A) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

                                                       Registration Nos. 2-11101
                                                                         811-242

               (B) Form of Administrative Services Agreement between the Registrant, on behalf of the New England Intermediate Term Tax Free Fund of New York and the Distributor, is incorporated herein by reference to Exhibit 9.(B) to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

               (C) Form of Administrative Services Agreement between the Registrant, on behalf of New England Adjustable Rate U.S. Government Fund, and the Distributor is incorporated herein by reference to Post-Effective Amendment No. 88 to this Registration Statement, filed on August 2, 1991.

               (D) Form of Service Agreement between Back Bay Advisors and the Distributor is incorporated herein by reference to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

               (E) Form of Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

               (F) Form of Dealer Agreement of New England Funds, L.P., the Trust's Distributor, is incorporated herein by reference to Post-Effective Amendment No. 88 to this Registration Statement, filed on August 2, 1991.

               (G) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of New England Adjustable Rate U.S. Government Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to this Registration Statement, filed on January 30, 1992.

               (H) Form of Organizational Expense Reimbursement Agreement between the Registrant, on behalf of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York is incorporated herein by reference to Post-Effective Amendment No. 91 to this Registration Statement, filed December 14, 1992.

                                                       Registration Nos. 2-11101
                                                                         811-242

          10. (A) Opinion of Ropes & Gray with respect to New England Growth Opportunities Fund, New England High Income Fund, New England Limited Term U.S. Government Fund, and New England Massachusetts Tax Free Income Fund is incorporated herein by reference to Post-Effective Amendment No. 84 to this Registration Statement, filed on January 3, 1989.

               (B) Opinion of Ropes & Gray with respect to New England Adjustable Rate U.S. Government Fund is incorporated by reference to Post-Effective Amendment No. 88 to this Registration Statement, filed on August 2, 1991.

               (C) Opinions of Ropes & Gray with respect to New England Intermediate Term Tax Free Funds of California and New York are incorporated herein by reference to Post-Effective Amendment No. 92 to this Registration Statement, filed on March 2, 1993.

               (D) Opinion of Ropes & Gray with respect to offering multiple classes of shares for all series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to this Registration Statement, filed on December 2, 1993.

               (E) Opinion of Ropes & Gray with respect to the Registrant's Rule 24e-2 Notice is incorporated herein by reference to
                    Exhibit 10(E) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

          11.  Not applicable.

          12.  Not applicable.

          13.  Not applicable.

          14.  Model Retirement Plans.

               (A) Keogh Plan is incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 78 to this Registration Statement, filed on August 1, 1985.

                                                       Registration Nos. 2-11101
                                                                         811-242

               (B) IRA Plan is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 78 to this Registration Statement, filed on August 1, 1985.

          15. (A) Forms of Rule 12b-1 Plans relating to New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California, New England Intermediate Term Tax Free Fund of New York, New England High Income Fund, New England Growth Opportunities Fund, New England Limited Term U.S. Government Fund and New England Adjustable Rate U.S. Government Fund are incorporated herein by reference to Post-Effective Amendment No. 93 to this Registration Statement, filed on June 25, 1993.

               (B) Forms of Rule 12b-1 Plans relating to the Class B shares of New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California, New England Intermediate Term Tax Free Fund of New York, New England High Income Fund, New England Growth Opportunities Fund, New England Limited Term U.S. Government Fund and New England Adjustable Rate U.S. Government Fund are incorporated herein by reference to Post-Effective Amendment No. 95 to this Registration Statement, filed on December 2, 1993.

               (C) Rule 12b-1 Plan relating to the Class C shares of New England Limited Term U.S. Government Fund is incorporated hereby reference to Exhibit 15.(C) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

               (D) Form of Rule 12b-1 Plan relating to Class C shares of New England Growth Opportunities Fund is incorporated hereby reference to Exhibit 15.(D) to Post-Effective Amendment No. 98 to this Registration Statement, filed on March 2, 1995.

               (E) Forms of Rule 12b-1 Plans relating to the Class A, Class B and Class C shares of Growth Fund of Israel are filed herewith.

          16. Schedule for computation of performance quotations is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 83 to this Registration Statement, filed on November 4, 1988.

          17.  Not applicable.

                                                       Registration Nos. 2-11101
                                                                         811-242

          18. Plan adopted pursuant to Rule 18f-3 under the 1940 Act is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 99 to this Registration Statement, filed on May 1, 1995.

          19. Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Kenneth J. Cowan, Peter S. Voss, Henry L.P. Schmelzer, Graham
               T. Allison Jr., James H. Scott, Pendleton P. White, John A. Shane and Sandra O. Moose are filed herewith.

     Item 25.  Persons Controlled by or under Common Control with Registrant
               -------------------------------------------------------------

               None.

     Item 26.  Number of Holders of Securities
               -------------------------------

               The following table sets forth the number of record holders of each class of securities of the Registrant as of September 30, 1995.

           Title of Class                  Number of Record Holders
           --------------                  ------------------------

                                      Class A    Class B    Class C    Class Y
     New England Adjustable Rate
       U.S. Government Fund            4,313        215         0          0

     New England Growth
       Opportunities Fund              7,520      1,757        31          0

     New England Limited Term U.S.
       Government Fund                16,747      1,204       107          3

     New England High
       Income Fund                     2,374        654         0          0

     New England Massachusetts Tax
       Free Income Fund                5,177        273         0          0

     New England Intermediate Term

                                                       Registration Nos. 2-11101
                                                                         811-242

       Tax Free Fund of California       633        141         0          0

     New England Intermediate Term
       Tax Free Fund of New York         582         88         0          0

     Item 27.  Indemnification
               ---------------

               See Article 4 of the Trust's Amended and Restated By-Laws filed as Exhibit 2(B) to Post-Effective Amendment No. 83 to Registration Statement, filed on November 4, 1988, which is incorporated herein by reference.

               In addition, New England Mutual Life Insurance Company, the parent company of the Trust's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustees and officers of the Registrant are named insured.

     Item 28.  Business and Other Connections of Investment Adviser
               ----------------------------------------------------

          (a) Back Bay Advisors, L.P. ("Back Bay Advisors"), the adviser of New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California, New England Intermediate Term Tax Free Fund of New York, New England High Income Fund, New England Limited Term U.S. Government Fund and New England Adjustable Rate U.S. Government Fund, is a registered investment adviser that is wholly owned by New England Investment Companies, L.P. ("NEIC"), a New York Stock Exchange listed company.

               Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors' directors and officers have been engaged during the past two years in the following businesses, vocations or employment of a substantial nature (former affiliations are marked with an asterisk):

                                                       Registration Nos. 2-11101
                                                                         811-242

       Name and Office with            Name and Address of                Nature of
         Back Bay Advisors             Other Affiliations                 Connection
         -----------------             ------------------                 ----------

     Back Bay Advisors, Inc.        None                             None
     General Partner


     Charles T. Wallis,             NEF Corporation                  Director
     President and Chief            399 Boylston Street
     Executive Officer              Boston, MA  02116

                                    Back Bay Advisors, Inc.          President, CEO and
                                    399 Boylston Street              Director
                                    Boston, MA 02116

     Charles G. Glueck,             None                             None
     Senior Vice President

     Scott A. Millimet,             Chicago Board of Trade*          Senior Vice President
     Executive Vice President       141 West Jackson Boulevard       and Manager of
                                    Chicago, IL 60604                Carroll, McEntee &
                                                                     McGinley


     Edgar M. Reed,                 Aetna Capital Management*        Head of Fixed Income
     Executive Vice President and   151 Farmington Avenue            Management Group
     Chief Investment Officer       Hartford, CT 06156

     Catherine Bunting,             None                             None
     Senior Vice President

     J. Scott Nicholson,            None                             None
     Senior Vice President

     Nathan R. Wentworth,           None                             None
     Vice President

     Paul Zamagni,                  None                             None
     Vice President and Treasurer

                                                       Registration Nos. 2-11101
                                                                         811-242

     Peter Hanson,                  Draycott Partners, Ltd.          Assistant Secretary and
     Secretary and Clerk            8 City Road                      Assistant Clerk
                                    London, England EC2Y 1HE

                                    New England Investment           Counsel and Senior
                                    Companies, L.P.                  Vice President,
                                    399 Boylston Street              Assistant Secretary and
                                    Boston, MA 02116                 Assistant Clerk

     Harold B. Bjornson,            None                             None
     Vice President

     Peter Palfrey,                 None                             None
     Vice President

                                                       Registration Nos. 2-11101
                                                                         811-242

          (b) New England Funds Management, L.P. ("NEFM"), a wholly-owned subsidiary of NEIC, serves as investment adviser to New England Growth Opportunities Fund and will serve as investment adviser to Growth Fund of Israel. NEFM, organized in 1995, also serves as investment adviser to New England Strategic Income Fund.

               NEFM's directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

                 Name and Office               Name and Address of           Nature of
                    with NEFM                  Other Affiliations            Connection
                    ---------                  ------------------            ----------

            NEF Corporation                  None                         None
            General Partner

            Henry L.P. Schmelzer,            New England Funds, L.P.      President and CEO
            President and Chief Executive    399 Boylston Street
            Officer                          Boston, MA 02116

                                             NEF Corporation              President, CEO and
                                             399 Boylston Street          Director
                                             Boston, MA 02116

                                             Back Bay Advisors, Inc.      Director
                                             399 Boylston Street
                                             Boston, MA 02116

                                             New England Securities       Director
                                             Corporation*
                                             399 Boylston Street
                                             Boston, MA 02116

            Frank Nesvet,                    New England Funds, L.P.      Senior Vice President
            Senior Vice President, Chief     399 Boylston Street          and CFO
            Financial Officer and Treasurer  Boston, MA 02116

                                                       Registration Nos. 2-11101
                                                                         811-242

                 Name and Office               Name and Address of           Nature of
                    with NEFM                  Other Affiliations            Connections
                    ---------                  ------------------            -----------

                                             NEF Corporation              Senior Vice President,
                                             399 Boylston Street          CFO and Treasurer
                                             Boston, MA 02116

            Robert P. Connolly,              NEF Corporation              Senior Vice President,
            Senior Vice President, General   399 Boylston Street          General Counsel,
            Counsel, Assistant Secretary     Boston, MA 02116             Secretary and Clerk
            and Clerk

                                             New England Funds, L.P.      Senior Vice President,
                                             399 Boylston Street          General Counsel,
                                             Boston, MA 02116             Secretary and Clerk


                                             Kroll Associates, Inc.*      Managing Director and
                                             900 3rd Avenue               General Counsel
                                             New York, NY 10022

                                             Equitable Capital            Managing Director and
                                             Management Corporation*      General Counsel
                                             New York, NY

            Bruce R. Speca, Executive Vice   NEF Corporation              Executive Vice
            President                        399 Boylston Street          President
                                             Boston, MA 02116

                                             New England Funds, L.P.      Executive Vice
                                             399 Boylston Street          President
                                             Boston, MA 02116

            Peter H. Duffy, Vice President   NEF Corporation              Vice President
                                             399 Boylston Street
                                             Boston, MA 02116

                                             New England Funds, L.P.      Vice President
                                             399 Boylston Street
                                             Boston, MA 02116

                                                       Registration Nos. 2-11101
                                                                         811-242

                 Name and Office               Name and Address of           Nature of
                    with NEFM                  Other Affiliations            Connections
                    ---------                  ------------------            -----------


            Martin G. Dyer, Vice President   NEF Corporation              Vice President
                                             399 Boylston Street
                                             Boston, MA 02116

                                             New England Funds, L.P.      Vice President
                                             399 Boylston Street
                                             Boston, MA 02116

            Ralph M. Greggs, Vice            NEF Corporation              Vice President
            President                        399 Boylston Street
                                             Boston, MA 02116

                                             New England Funds, L.P.      Vice President
                                             399 Boylston Street
                                             Boston, MA 02116

            Beatriz A. Pina                  NEF Corporation              Assistant Comptroller
            Assistant Controller             399 Boylston Street
                                             Boston, MA 02116

                                             New England Funds, L.P.      Assistant Comptroller
                                             399 Boylston Street
                                             Boston, MA 02116

            Sheila M. Barry,                 NEF Corporation              Vice President, Senior
            Vice President, Secretary and    399 Boylston Street          Counsel, Assistant
            Assistant Clerk                  Boston, MA 02116             Secretary and Assistant
                                                                          Clerk

                                             New England Funds, L.P.      Vice President, Senior
                                             399 Boylston Street          Counsel, Assistant
                                             Boston, MA 02116             Secretary and Assistant
                                                                          Clerk

                                                       Registration Nos. 2-11101
                                                                         811-242

          (c) Westpeak Investment Advisors, L.P. ("Westpeak") serves as subadviser to New England Growth Opportunities Fund and is a wholly-owned subsidiary of NEIC. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

               Westpeak's directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

                 Name and Office               Name and Address of           Nature of
                  with Westpeak                Other Affiliations            Connection
                  -------------                ------------------            ----------

            Westpeak Investment              None                         None
            Advisors, Inc.
            General Partner

            Gerald H. Scriver,               None                         None
            President, Chief Executive
            Officer, Chief Investment
            Officer, Director

            Peter S. Voss,                   NEF Corporation              Director
            Chairman of the Board,           399 Boylston Street
            Director                         Boston, MA 02116

                                             NEIC                         Chief Executive
                                             399 Boylston Street          Officer
                                             Boston, MA  02116

                                             New England Funds, L.P.      Chairman of the
                                             399 Boylston Street          Board and Director
                                             Boston, MA  02116

                                                       Registration Nos. 2-11101
                                                                         811-242

                 Name and Office               Name and Address of           Nature of
                  with Westpeak                Other Affiliations            Connection
                  -------------                ------------------            ----------


            Peter S. Voss (cont.)            New England Mutual Life      Director
                                             Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116

                                             TNE Investment Services      Chairman and
                                             Corp.*                       Director
                                             399 Boylston Street
                                             Boston, MA 02116

                                             Back Bay Advisors, Inc.      Chairman and
                                             399 Boylston Street          Director
                                             Boston, MA 02116

                                             New England Investment       President, CEO and
                                             Companies, Inc.              Director
                                             399 Boylston Street
                                             Boston, MA 02116

            Sherry A. Umberfield,            NEIC                         Executive Vice
            Director                         399 Boylston Street          President
                                             Boston, MA  02116

                                             New England Investment       Director
                                             Associates, Inc
                                             399 Boylston Street
                                             Boston, MA  02116

                                             Draycott Partners, Ltd.      Director
                                             8 City Road
                                             London, England EC2Y 1HE


                                             NEF Corporation              Director
                                             399 Boylston Street
                                             Boston, MA 02116

                                                       Registration Nos. 2-11101
                                                                         811-242

                 Name and Office               Name and Address of           Nature of
                  with Westpeak                Other Affiliations            Connection
                  -------------                ------------------            ----------


            Sherry A. Umberfield (cont.)     New England Investment       Executive Vice
                                             Companies, Inc.              President
                                             399 Boylston Street
                                             Boston, MA 02116

            Edward N. Wadsworth,             NEIC                         Executive Vice
            Clerk, Secretary, Chief Legal    399 Boylston Street          President, Clerk,
            Officer                          Boston, MA  02116            Secretary and
                                                                          General Counsel

                                             New England Investment       Executive Vice
                                             Companies, Inc.              President, Clerk,
                                             399 Boylston Street          Secretary and
                                             Boston, MA  02116            General Counsel

                                             Marlborough Capital          Assistant Clerk
                                             Advisors, Inc.
                                             399 Boylston Street
                                             Boston, MA  02116

                                             New England Investment       Secretary
                                             Associates, Inc.
                                             399 Boylston Street
                                             Boston, MA  02116

                                             Draycott Partners, Ltd.      General Counsel,
                                             8 City Road                  Clerk and Secretary
                                             London, England EC2Y 1HE

            Robert A. Franz,                 None                         None
            Senior Vice President

            Philip J. Cooper,                None                         None
            Vice President Portfolio
            Management

                                                       Registration Nos. 2-11101
                                                                         811-242

                 Name and Office               Name and Address of           Nature of
                  with Westpeak                Other Affiliations            Connection
                  -------------                ------------------            ----------


            Beverly J. DeWitt,               New England Mutual Life      Attorney and
            Assistant Secretary and          Insurance Co.                Assistant Secretary
            Assistant Clerk                  501 Boylston Street
                                             Boston, MA 02117

                                             TNE Advisers, Inc.           Chief Legal
                                             501 Boylston Street          Officer,
                                             Boston, MA 02117             Secretary and Clerk

                                                       Registration Nos. 2-11101
                                                                         811-242

          (d) Harris Associates L.P. ("Harris") serves as investment subadviser to Growth Fund of Israel and is a wholly-owned subsidiary of NEIC.

          Harris's directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

               Name and Office with               Name and Address of            Nature of
                     Harris                       Other Affiliations             Connection
                     ------                       ------------------             ----------

             Harris Associates Inc.,          None                             None
             General Partner


             Victor S. Morgenstern,           None                             None
             President and Chief
             Executive Officer

             Donald Terao, Chief              None                             None
             Financial Officer, Treasurer
             and Secretary

             Robert M. Levy, Vice             None                             None
             President

             Roxanne M. Martino, Vice         None                             None
             President

             Anita Nagler, Vice President     None                             None

                                                       Registration Nos. 2-11101
                                                                         811-242


          Item 29. Principal Underwriter
                   ---------------------

                    (a) New England Funds, L.P. also serves as principal underwriter for:

                         New England Funds Trust I
                         New England Tax Exempt Money Market Trust
                         New England Cash Management Trust

                    (b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their address are as follows:

                                 Positions and Offices              Positions and Offices
               Name           with Principal Underwriter               with Registrant
               ----           --------------------------               ---------------

     NEF Corporation               General Partner                    None

     Henry L.P. Schmelzer          President and Chief Executive      President and Trustee
                                   Officer

     J. Steven Neamtz              Executive Vice President           Executive Vice President

     Bruce R. Speca                Executive Vice President           Executive Vice President

     Robert P. Connolly            Senior Vice President, General     Secretary
                                   Counsel, Secretary and Clerk

     Frank Nesvet                  Senior Vice President and Chief    Treasurer
                                   Financial Officer

     Manish Agrawal                Vice President                     None

     Elizabeth Burns               Vice President                     None

                                                       Registration Nos. 2-11101
                                                                         811-242

                                 Positions and Offices              Positions and Offices
               Name           with Principal Underwriter               with Registrant
               ----           --------------------------               ---------------

     Sheila M. Barry               Vice President, Senior Counsel,    Assistant Secretary
                                   Assistant Secretary and Assistant
                                   Clerk

     James H. Davis                Vice President                     None

     Peter H. Duffy                Vice President                     None

     Martin G. Dyer                Vice President                     None

     Tracy Fagan                   Vice President                     None

     William H. Finnegan           Vice President                     None

     Raymond K. Girouard           Vice President Treasurer and       None
                                   Controller

     Annette Golia                 Vice President                     None

     Ralph M. Greggs               Vice President                     None

     Caren I. Leedom               Vice President                     None

     Marie G. McKenzie             Vice President                     None

     Bernard M. Shavelson          Vice President                     None

     Christine L. Swanson          Vice President                     Vice President

     Kristine E. Swanson           Vice President                     Vice President

     Beatriz A. Pina               Assistant Comptroller              None

          The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

                                                       Registration Nos. 2-11101
                                                                         811-242

     (c)  Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

     The following companies maintain possession of the documents required by the specified rules:

     (a)       Registrant
               Rule 31a-1(b)(4)
               Rule 31a-2(d)

     (b)       State Street Bank and Trust Company
               225 Franklin Street
               Boston, Massachusetts 02110
               Rule 31a-1(a)
               Rule 31a(b)(1), (2), (3), (5), (6), (7), (8)
               Rule 31a-2(d)

     (c)  (i)  For Funds of the Registrant advised by
               Back Bay Advisors, L.P.
               399 Boylston Street
               Boston, Massachusetts 02116
               Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
               Rule 31a-2(d); and 31a-2(e)

         (ii)  For New England Growth Opportunities Fund:
               New England Funds Management, L.P.
               399 Boylston Street
               Boston, MA 02116
               Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
               Rule 31a-2(d); and 31a-2(e)

               Westpeak Investment Advisors, L.P.
               1050 Walnut Street
               Boulder, CO 80302
               Rule 31a-1(b)(9), (10), (11); 31a-1(f)
               Rule 31a-2(d); and 31a-2(e)

     (d)       New England Funds, L.P.
               399 Boylston Street

                                                       Registration Nos. 2-11101
                                                                         811-242

               Boston, Massachusetts 02116
               Rule 31a-1(d)
               Rule 31a-2(c)

Item 31.       Management Services
               -------------------

     None.


Item 32.       Undertakings
               ------------

     The Registrant undertakes to provide any Fund's annual report to any person who receives a Fund prospectus and who requests the annual report.

                                                       Registration Nos. 2-11101
                                                                         811-242

                          NEW ENGLAND FUNDS TRUST II
                          --------------------------

                                  SIGNATURES
                                  ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 100 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 11th day of October, 1995.



                                     New England Funds Trust II


                                     By: PETER S. VOSS*
                                         --------------------------
                                        Peter S. Voss
                                        Chief Executive Officer




                                     By: ROBERT P. CONNOLLY
                                         --------------------------
                                         Robert P. Connolly
                                         Attorney-in-fact

                                                       Registration Nos. 2-11101
                                                                         811-242

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                   Title                      Date
---------                                   -----                      ----

PETER S. VOSS*                      Chairman of the Board;      October 11, 1995
-------------
Peter S. Voss                       Chief Executive Officer;
                                    Principal Executive
                                    Officer; Trustee

FRANK NESVET                        Treasurer                   October 11, 1995
------------
Frank Nesvet

GRAHAM T. ALLISON JR.*              Trustee                     October 11, 1995
----------------------
Graham T. Allison Jr.

KENNETH J. COWAN*                   Trustee                     October 11, 1995
-----------------
Kenneth J. Cowan

SANDRA O. MOOSE*                    Trustee                     October 11, 1995
----------------
Sandra O. Moose

JAMES H. SCOTT*                     Trustee                     October 11, 1995
---------------
James H. Scott

HENRY L.P. SCHMELZER*               Trustee and President       October 11, 1995
---------------------
Henry L.P. Schmelzer

JOHN A. SHANE*                      Trustee                     October 11, 1995
--------------
John A. Shane

PENDLETON P. WHITE*                 Trustee                     October 11, 1995
-------------------
Pendleton P. White


                         *By:   ROBERT P. CONNOLLY
                              --------------------------------------
                              Robert P. Connolly
                              Attorney-In-Fact
                              October 11, 1995

                                                       Registration Nos. 2-11101
                                                                         811-242


                                 Exhibit Index

Exhibit Number        Exhibit
--------------        -------


     5(G)             Form of Advisory Agreement between New England Funds Trust
                      II, on behalf of Growth Fund of Israel, and NEFM

     5(H) Form of Subadvisory Agreement for Growth Fund of Israel between NEFM and Harris

     6(E) Form of Distribution Agreement between the Registrant, in respect of Growth Fund of Israel, and the Distributor

     8(C)             Form of Letter Agreement between the Registrant and State
                      Street Bank and Trust Company

     15(E) Forms of Rule 12b-1 Plans relating to the Class A, Class B and Class C shares of Growth Fund of Israel

     19               Powers of Attorney